UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21993

RevenueShares ETF Trust

(Exact name of registrant as specified in charter)

One Commerce Square

2005 Market Street, Suite 2020

Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

Vincent T. Lowry
One Commerce Square
2005 Market Street, Suite 2020

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-738-8870

Date of fiscal year end: June 30

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

RevenueShares™ ETF Trust
Annual Report to Shareholders

June 30, 2013

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1

Letter to Shareholders

August 2013

Dear Shareholder:

This past fiscal year was a relief for the U.S. Domestic Equity and Developed International markets of France, Germany, and Japan. Emerging Markets such as Brazil, China, and India experienced negative returns over the second half of the fiscal year with Brazil ending the past year with double digit negative returns.

Revenue Weighted Fund’s outperformed Value Indexes, Growth Indexes, and Core S&P Domestic Indexes, with the exception of the RevenueShares ADR Fund.

The RevenueShares Large Cap Fund outperformed the S&P 500 Index with an NAV return of 26.98% versus 20.69% for the fiscal year end 6/30/2013. The RevenueShares Mid Cap Fund outperformed the S&P 400 with an NAV return of 28.95% versus 25.43%. The RevenueShares Small Cap Fund outperformed the S&P 600 with an NAV return of 31.74% versus 25.62%. The RevenueShares ADR Fund underperformed the S&P ADR Index with an NAV return of 10.87% versus 12.94%. The RevenueShares Financial Sector Fund outperformed the S&P 500 Financials Index with an NAV return of 44.09% versus 35.45%. Lastly, the RevenueShares Navellier Overall A-100 Fund outperformed the Navellier Overall A-100 Market Capital Index with an NAV return of 16.79% versus 3.96%.

Vincent T. Lowry
C.E.O. and Chief Investment Officer
VTL Associates, LLC

An investment in the Funds is subject to investment risk, including the possible loss of principal amount invested. Fund returns may not match the return of their respective Index, known as non-correlation risk, due to operating expenses incurred by the Funds. The alternative weighting approach employed by the Funds (i.e., using revenues as a weighting measure), while designed to enhance potential returns, may not produce the desired results. The risks associated with each specific fund are detailed in the prospectus and could include factors such as increased volatility risk, small and medium capitalization stock risk, concentration risk, non-diversification risk, financials sector risk, American Depositary Receipt risk, currency exchange risk, foreign market risk, growth style investing risk, portfolio turnover risk, and/or special risks of exchange-traded funds.

The S&P 500® Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The S&P MidCap 400™ Index consists of 400 domestic mid cap stocks selected for market size, liquidity and industry group representation. The S&P SmallCap 600TM Index consists of 600 domestic small cap stocks selected for market size, liquidity and industry group representation. The S&P 500® Financials Index is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Financials sector of the U.S. economy, using Global Industry Classification Standards. S&P® ADR Index is a U.S. dollar denominated index of the non-U.S. companies contained in the S&P® Global 1200 Ex U.S. Index. The S&P® Global 1200 Ex U.S. Index is a free-float weighted global index covering 29 countries and approximately 70% of the world’s capital markets. The Navellier Overall A -100 Market Capital Index is constructed from the companies that are traded on the New York Stock Exchange, Nasdaq Stock Exchange or American Stock Exchange that have over 2,500 shares traded daily, a closing price over $1, and companies that have been public for at least one year. An investor cannot invest directly in an index.

The views in this letter were those of the Fund manager as of the publication of the report and may not necessarily reflect his views on the date this letter is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Funds’ present investment methodology and do not constitute investment advice.

A Fund’s per share net asset value or “NAV” is the value of one share of a Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of a Fund and the market return is based on the market price per share of a Fund. The price used to calculate market return (“Market Price”) is determined by using the mean of the bid and offer on the primary stock exchange on which the shares of the Fund are listed for trading when the Fund’s NAV is calculated at market close. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

2

Management Discussion of Fund Performance

June 30, 2013

RevenueShares Large Cap Fund™ (Ticker: RWL)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 500 Index (“S&P 500”) by investing in the constituent securities of the S&P 500 in the same proportions as the RevenueShares Large Cap Index. The S&P 500 is a stock market index comprised of a representative sample of common stocks of 500 leading companies in leading industries of the United States economy selected by Standard & Poor’s®. An investor cannot invest directly in an index. Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of large capitalization companies included in the S&P 500 and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines large capitalization companies as companies that are included in the S&P 500 at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The RevenueShares Large Cap Fund had a very strong year outperforming the S&P 500 with an NAV return of 26.98% versus 20.69%. The Fund outperformed 9 of the 10 S&P 500 sectors for the fiscal year end 6/30/2013.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2013, the top three performers were Netflix Inc. (+209.18%), First Solar Inc. (+198.44%), GameStop Corp. (+139.41%), while the bottom three performers in this group were Cliffs Natural Resources Inc. (–65.54%), Apollo Group Inc. (–51.13%), and Peabody Energy Corp. (–39.49%).

3

Management Discussion of Fund Performance — continued

Fund Performance History (%)	Cumulative Total Return As of June 30, 2013		Average Annual Total Return As of June 30, 2013
	1 Year	Since Inception (February 22, 2008)	1 Year	Since Inception (February 22, 2008)
Index
RevenueShares Large Cap Index™	27.69%	40.98%	27.69%	6.63%
S&P 500 Index	20.69%	35.03%	20.69%	5.77%
Fund
NAV Return	26.98%	36.33%	26.98%	5.96%
Market Price	26.86%	36.10%	26.86%	5.92%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Large Cap Fund’s annual operating expense ratio (gross) is 0.75% and the net expense ratio is 0.49%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 28, 2013. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce Fund returns. RevenueShares Large Cap Index™ returns became publicly available on January 3, 2006. Index returns do not represent Fund returns. One cannot invest directly in an index.

4

Management Discussion of Fund Performance — continued

June 30, 2013

RevenueShares Mid Cap Fund™ (Ticker: RWK)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P MidCap 400 Index (“S&P MidCap 400”) by investing in the constituent securities of the S&P MidCap 400 in the same proportions as the RevenueShares Mid Cap. The S&P MidCap 400 is a stock market index comprised of common stock of 400 mid-sized companies selected by Standard & Poor’s®. Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of mid capitalization companies included in the S&P MidCap 400 Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines mid capitalization companies as companies that are included in the S&P MidCap 400 at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The RevenueShares Mid Cap Fund had a positive year after struggling in the 4th Quarter of 2011 and 1st Quarter of 2012. The Fund’s fiscal year NAV return of 28.95% outperformed the S&P 400 return of 25.43%. The Fund has experienced attractive returns in the Consumer Staples Sector and outperformed in 7 of 10 sectors for the fiscal year end 6/30/2013.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2013, the top three performers were SunEdison Inc. (+277.57%), Green Mountain Coffee Roasters Inc. (+246.53%), Cree Inc. (+149.28%), while the bottom three performers in this group were Strayer Education Inc. (–53.68%), Apollo Group Inc. (–51.13%), and Verifone Systems Inc. (–49.29%).

5

Management Discussion of Fund Performance — continued

Fund Performance History (%)	Cumulative Total Return As of June 30, 2013		Average Annual Total Return As of June 30, 2013
	1 Year	Since Inception (February 22, 2008)	1 Year	Since Inception (February 22, 2008)
Index
RevenueShares Mid Cap Index™	29.71%	69.18%	29.71%	10.32%
S&P MidCap 400 Index	25.43%	59.28%	25.43%	9.08%
Fund
NAV Return	28.95%	62.86%	28.95%	9.53%
Market Price	29.25%	63.17%	29.25%	9.57%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Mid Cap Fund’s annual operating expense ratio (gross) is 0.82% and the net expense ratio is 0.54%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 28, 2013. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. RevenueShares Mid Cap Index™ returns became publicly available on January 3, 2006. Index returns do not represent Fund returns. One cannot invest directly in an index.

6

Management Discussion of Fund Performance — continued

June 30, 2013

RevenueShares Small Cap Fund™ (Ticker: RWJ)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P Small Cap 600 Index (“S&P Small Cap 600”) by investing in the constituent securities of the S&P Small Cap 600 in the same proportions as the RevenueShares Small Cap. The S&P Small Cap 600 is a stock market index comprised of 600 common stocks of small-cap companies selected by Standard & Poor’s® based on inclusion criteria to ensure that they are investable and financially viable. Under normal circumstances, the Fund will invest at least 80% of its net assets in the securities of small capitalization companies included in the S&P SmallCap 600 Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines small capitalization companies as companies that are included in the S&P Small Cap 600 at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The RevenueShares Small Cap Fund had a strong fiscal year generating NAV returns of 31.74% as of 6/30/13. This Fund outperformed the S&P 600 by 6.12% during this period.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2013, the top three performers were Christopher & Banks Corp. (+473.93%), Zale Corp. (+239.42%), Big 5 Sporting Goods Corp. (+198.73%), while the bottom three performers in this group were Arqule Inc. (–60.98%), ITT Educational Services Inc., (–59.94%), and Blyth Inc. (–59.30%).

7

Management Discussion of Fund Performance — continued

Fund Performance History (%)	Cumulative Total Return As of June 30, 2013		Average Annual Total Return As of June 30, 2013
	1 Year	Since Inception (February 22, 2008)	1 Year	Since Inception (February 22, 2008)
Index
RevenueShares Small Cap Index™	32.86%	90.92%	32.86%	12.84%
S&P SmallCap 600 Index	25.62%	61.38%	25.62%	9.35%
Fund
NAV Return	31.74%	81.19%	31.74%	11.74%
Market Price	31.53%	80.83%	31.53%	11.69%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Small Cap Fund’s annual operating expense ratio (gross) is 0.84% and the net expense ratio is 0.54%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 28, 2013. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower.

Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. RevenueShares Small Cap Index™ returns became publicly available on January 3, 2006. Index returns do not represent Fund returns. One cannot invest directly in an index.

8

Management Discussion of Fund Performance — continued

June 30, 2012

RevenueShares Financials Sector Fund™ (Ticker: RWW)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P 500® Financials Index by investing in the constituent securities of the S&P 500® Financials Index in the same proportions as the RevenueShares Financials Index. The S&P 500® Financials Index is a stock market index comprised of large cap companies that Standard & Poor’s® deems to be part of the Financials sector of the United States economy, using the Global Industry Classification Standard. It is a subset of the S&P 500® Index and includes companies involved in activities such as: banking; mortgage finance; consumer finance; specialized finance; investment banking and brokerage; asset management and custody; corporate lending; insurance; financial investment; and real estate, including real estate investment trusts (“REITs”). Under normal circumstances, the Fund will invest at least 80% of its net assets in Financials companies included in the S&P 500® Financials Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund defines Financials companies as companies that are included in the S&P 500® Financials Index at the time of purchase. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The RevenueShares Financial Sector Fund had an NAV return of 44.09% for the fiscal year ending 6/30/2013 compared to the S&P 500® Financials Index return of 35.45%.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2013, the top three performers were Genworth Financial Inc. (+101.98%), Hartford Financial Services Group Inc. (+78.78%), Citigroup Inc. (+75.47%), while the bottom three performers in this group were Equity Residential (–3.66%), AvalonBay Communities Inc. (–1.69%), and Boston Properties Inc. (–0.34%).

9

Management Discussion of Fund Performance — continued

Fund Performance History (%)	Cumulative Total Return As of June 30, 2013		Average Annual Total Return As of June 30, 2013
	1 Year	Since Inception (November 10, 2008)	1 Year	Since Inception (November 10, 2008)
Index
RevenueShares Financials Sector Index™	44.84%	78.30%	44.84%	13.29%
S&P 500 Financials Index	35.45%	55.25%	35.45%	9.96%
Fund
NAV Return	44.09%	65.66%	44.09%	11.50%
Market Price	44.24%	65.67%	44.24%	11.51%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Financials Sector Fund’s annual operating expense ratio (gross) is 1.29% and the net expense ratio is 0.49%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 28, 2013. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. RevenueShares Financials Sector Index™ returns became publicly available on October 1, 2008. Index returns do not represent Fund returns. One cannot invest directly in an index.

10

Management Discussion of Fund Performance — continued

June 30, 2013

RevenueShares ADR Fund™ (Ticker: RTR)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the S&P ADR Index by investing in the constituent securities of the S&P ADR Index in the same proportions as the RevenueShares ADR Index. The RevenueShares ADR Index is constructed using a rules-driven methodology, which re-weights the constituent securities of the S&P ADR Index according to the revenue earned by the companies in that index, subject to certain tax diversification requirements. The RevenueShares ADR Index generally contains the same securities as the S&P ADR Index, but in different proportions. Constituent securities that are added to or removed from the S&P ADR Index during a calendar quarter are generally added to and removed from the RevenueShares ADR Index on a quarterly basis. The S&P ADR Index is a U.S. dollar denominated version of the S&P Global 1200 Ex U.S. Index and is based on the non-U.S. stocks of the S&P Global 1200. American Depositary Receipts (“ADRs”) are certificates that represent a U.S. dollar denominated equity ownership in a foreign company and offer U.S. investors the same economic benefits enjoyed by the shareholders of that company. Typically, ADRs are listed and traded on U.S. exchanges and trade in U.S. dollars just like any other U.S.-domiciled security. Since not all foreign companies offer ADR programs, the S&P ADR Index is made up of those companies from the S&P Global 1200 who make available ADRs that are offered or listed on a U.S. exchange, global shares or, in the case of Canadian equities, ordinary shares, all of which are traded on a U.S. exchange. Under normal circumstances, the Fund will invest at least 80% of its net assets in ADRs included in the S&P ADR Index and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund will provide shareholders with at least 60 days’ notice prior to any change in this policy.

The RevenueShares ADR Fund had an NAV return of 10.87% versus 12.94% for the S&P ADR Index for the fiscal year period. The Fund’s overweight to China and Brazil accounted for most of the underperformance versus the benchmark. Additionally, the Fund was underweight several developed countries such as France, Germany, and Japan.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2013, the top three performers were Nomura Holdings Inc. (+105.38%), Lloyds Banking Group PLC. (+100.38%), Valeant Pharmaceuticals International (+92.53%), while the bottom three performers in this group were National Bank of Greece SA (–79.70%), IAMGOLD Corp. (–63.00%), and Cia de Minas Buenaventura SA. (–60.51%).

11

Management Discussion of Fund Performance — continued

Fund Performance History (%)	Cumulative Total Return As of June 30, 2013		Average Annual Total Return As of June 30, 2013
	1 Year	Since Inception (November 18, 2008)	1 Year	Since Inception (November 18, 2008)
Index
RevenueShares ADR Index™	11.51%	66.69%	11.51%	11.72%
S&P ADR Index	12.94%	69.11%	12.94%	12.07%
Fund
NAV Return	10.87%	56.32%	10.87%	10.17%
Market Price	10.76%	56.07%	10.76%	10.13%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the ADR Fund’s annual operating expense ratio (gross) is 1.05% and the net expense ratio is 0.49%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 28, 2013. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. RevenueShares ADR Index™ returns became publicly available on October 1, 2008. Index returns do not represent Fund returns. One cannot invest directly in an index.

12

Management Discussion of Fund Performance — continued

June 30, 2013

RevenueShares Navellier Overall A-100 Fund™ (Ticker: RWV)

The Fund seeks to achieve its investment objective of outperforming the total return performance of the Navellier Overall A-100 Market Capital Index by investing in the constituent securities of the Navellier Overall A-100 Index in the same proportions as the RevenueShares Navellier Overall A-100 Market Capital Index. The Navellier Overall A-100 Index is constructed from companies that are traded on the New York Stock Exchange, Nasdaq Stock Exchange or American Stock Exchange that have over 2,500 shares traded daily, a closing price over $1, and companies that have been public for at least one year. This universe of companies is narrowed through a combination of quantitative and fundamental screens to select the top 100 of the total universe. This is accomplished by implementing a multi-factor model that encompasses nine factors, one of which is quantitative based and eight that are fundamental. The quantitative factor begins with a computer-driven analysis based on Modern Portfolio Theory. The Index calculates reward (alpha) and risk (standard deviation) characteristics for the universe of approximately 4,800 stocks. Trailing 52-week “alphas” (measure of return independent of the market) are divided by trailing 52-week “standard deviations” (measure of volatility or risk) to create a “reward/risk” ratio. This factor has the highest weight in the Navellier Overall A-100 Market Capital Index.

The RevenueShares Navellier Overall A-100 Fund’s bias towards momentum and growth stocks resulted in an NAV return of 16.79% for the fiscal year period.

Among the top and bottom performing Fund holdings for the fiscal year 6/30/2013, the top three performers were Nautilus Inc. (+136.78%), Ocwen Financial Corp. (+119.49%), Himax Technologies Inc. (+118.83%), while the bottom three performers in this group were Mellanox Technologies LTD. (–39.57%), Sypris Solutions Inc. (–41.31%), and Questcor Pharmaceuticals Inc. (–65.25%).

13

Management Discussion of Fund Performance — concluded

Fund Performance History (%)	Cumulative Total Return As of June 30, 2013		Average Annual Total Return As of June 30, 2013
	1 Year	Since Inception (January 21, 2009)	1 Year	Since Inception (January 21, 2009)
Index
RevenueShares Navellier Overall A-100 Index™	18.69%	90.97%	18.69%	15.70%
Navellier Overall A-100 Market Capital Index	3.96%	54.11%	3.96%	10.24%
Fund
NAV Return	16.79%	87.14%	16.79%	15.17%
Market Price	16.77%	86.82%	16.77%	15.12%

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. As stated in the current prospectus, the Navellier Overall A-100 Fund’s annual operating expense ratio (gross) is 1.42% and the net expense ratio is 0.60%. (Actual expenses can be referenced in the Financial Highlights section later in this report.) The Fund’s advisor has contractually agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the Fund’s expenses from exceeding the net expense ratio. This agreement is in effect until October 28, 2013. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the Fund’s most recent month end performance please visit www.revenueshares.com.

Performance reflects reinvestment of all dividend and capital gains distributions. During this period, some of the Fund’s fees were waived and/or expenses reimbursed; otherwise, the Fund’s performance would have been lower. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs or other expenses that would be incurred by a portfolio or fund, or brokerage commissions on transactions in Fund shares. Such fees, expenses and commissions reduce returns. RevenueShares Navellier Overall A-100 Market Capital Index™ returns became publicly available on December 31, 2008. Index returns do not represent Fund returns. One cannot invest directly in an index.

14

Shareholder Expense Examples

As a shareholder of a RevenueShares ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 held for the entire six-month period from January 1, 2013 to June 30, 2013.

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/2013	Ending Account Value 06/30/2013	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period†
RevenueShares Large Cap Fund
Actual	$1,000.00	$1,169.06	0.49%	$2.64
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	0.49%	$2.46
RevenueShares Mid Cap Fund
Actual	$1,000.00	$1,183.97	0.54%	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.54%	$2.71
RevenueShares Small Cap Fund
Actual	$1,000.00	$1,169.07	0.54%	$2.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	0.54%	$2.71
RevenueShares Financials Sector Fund
Actual	$1,000.00	$1,230.95	0.49%	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	0.49%	$2.46
RevenueShares ADR Fund
Actual	$1,000.00	$973.73	0.49%	$2.40
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	0.49%	$2.46
RevenueShares Navellier Overall A-100 Fund
Actual	$1,000.00	$1,096.10	0.60%	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

15

Schedule of Investments Summary Tables

(UNAUDITED)

RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund

	% of		% of		% of
Industry	Net Assets	Industry	Net Assets	Industry	Net Assets
Automobiles & Components	3.6%	Automobiles & Components	0.4%	Automobiles & Components	0.8%
Banks	1.8	Banks	2.2	Banks	2.9
Capital Goods	8.3	Capital Goods	13.7	Capital Goods	11.9
Commercial & Professional Services	0.5	Commercial & Professional Services	4.7	Commercial & Professional Services	6.5
Consumer Durables & Apparel	1.2	Consumer Durables & Apparel	3.3	Consumer Durables & Apparel	5.3
Consumer Services	1.1	Consumer Services	2.2	Consumer Services	5.5
Diversified Financials	5.1	Diversified Financials	1.1	Diversified Financials	1.9
Energy	13.8	Energy	6.5	Energy	3.0
Food & Staples Retailing	8.9	Food & Staples Retailing	3.5	Food & Staples Retailing	3.3
Food, Beverage & Tobacco	4.5	Food, Beverage & Tobacco	4.1	Food, Beverage & Tobacco	3.1
Health Care Equipment & Services	8.1	Health Care Equipment & Services	7.8	Health Care Equipment & Services	9.5
Household & Personal Products	1.4	Household & Personal Products	0.7	Household & Personal Products	0.4
Insurance	6.3	Insurance	6.4	Insurance	2.4
Materials	3.8	Materials	7.7	Materials	7.1
Media	2.9	Media	1.3	Media	1.6
Money Market Fund	21.8	Money Market Fund	45.6	Money Market Fund	29.6
Pharmaceuticals, Biotechnology		Pharmaceuticals, Biotechnology		Pharmaceuticals, Biotechnology
& Life Sciences	3.4	& Life Sciences	1.3	& Life Sciences	1.4
Real Estate Investment Trusts	0.3	Real Estate	0.1	Real Estate Investment Trusts	1.5
Real Estate Management &		Real Estate Investment Trusts	1.7	Real Estate Management &
Development	0.1	Real Estate Management &		Development	—†
Retailing	5.8	Development	0.3	Retailing	10.9
Semiconductors & Semiconductor		Retailing	6.6	Semiconductors & Semiconductor
Equipment	1.1	Semiconductors & Semiconductor		Equipment	1.8
Software & Services	4.1	Equipment	1.0	Software & Services	4.1
Technology Hardware & Equipment	5.4	Software & Services	4.0	Technology Hardware & Equipment	8.9
Telecommunication Services	3.0	Technology Hardware & Equipment	11.9	Telecommunication Services	0.6
Transportation	1.8	Telecommunication Services	0.4	Transportation	2.9
Utilities	3.1	Transportation	3.0	Utilities	2.7
Total Investments	121.2	Utilities	4.1	Total Investments	129.6
Liabilities in Excess of Other Assets	(21.2)	Total Investments	145.6	Liabilities in Excess of Other Assets	(29.6)
Net Assets	100.0%	Liabilities in Excess of Other Assets	(45.6)	Net Assets	100.0%
		Net Assets	100.0%

RevenueShares Financials Sector Fund		RevenueShares ADR Fund		RevenueShares Navellier Overall
				A-100 Fund

	% of		% of		% of
Industry	Net Assets	Industry	Net Assets	Industry	Net Assets
Capital Markets	9.9%	Automobiles & Components	6.5%	Automobiles & Components	0.8%
Commercial Banks	13.0	Banks	12.0	Banks	1.8
Consumer Finance	5.2	Capital Goods	3.1	Capital Goods	1.4
Diversified Financial Services	21.9	Consumer Durables & Apparel	1.5	Commercial & Professional Services	1.6
Insurance	45.8	Consumer Services	0.3	Consumer Durables & Apparel	9.0
Media	0.4	Diversified Financials	3.5	Consumer Services	2.7
Money Market Fund	1.0	Energy	35.7	Diversified Financials	2.2
Paper & Forest Products	0.5	Food & Staples Retailing	0.8	Energy	16.0
Real Estate Investment Trusts	2.5	Food, Beverage & Tobacco	3.1	Food, Beverage & Tobacco	9.4
Real Estate Management &		Health Care Equipment & Services	0.5	Health Care Equipment & Services	3.5
Development	0.5	Insurance	5.0	Household & Personal Products	0.5
Thrifts & Mortgage Finance	0.2	Materials	6.6	Insurance	4.7
Total Investments	100.9	Media	0.9	Materials	5.5
Liabilities in Excess of Other Assets	(0.9)	Money Market Fund	10.3	Media	9.3
		Pharmaceuticals, Biotechnology		Money Market Fund	15.6
Net Assets	100.0%	& Life Sciences	3.0	Pharmaceuticals, Biotechnology
		Real Estate	0.3	& Life Sciences	14.6
		Semiconductors & Semiconductor		Real Estate	1.3
		Equipment	0.5	Real Estate Investment Trusts	0.1
		Software & Services	0.3	Retailing	2.1
		Technology Hardware & Equipment	2.5	Semiconductors & Semiconductor
		Telecommunication Services	10.9	Equipment	0.6
		Transportation	0.5	Software & Services	3.7
		Utilities	1.4	Technology Hardware & Equipment	1.0
		Total Investments	109.2	Telecommunication Services	5.4
		Liabilities in Excess of Other Assets	(9.2)	Transportation	2.3
		Net Assets	100.0%	Utilities	0.4
				Total Investments	115.5
				Liabilities in Excess of Other Assets	(15.5)
† Less than 0.05%				Net Assets	100.0%
16

Schedule of Investments

RevenueShares Large Cap Fund

June 30, 2013

Investments	Shares	Value
COMMON STOCKS—99.4%
Automobiles & Components—3.6%
BorgWarner, Inc.*(a)	1,464	$126,124
Delphi Automotive PLC	5,284	267,846
Ford Motor Co.(a)	156,544	2,421,736
General Motors Co.*(a)	79,240	2,639,484
Goodyear Tire & Rubber Co.*	24,064	367,939
Harley-Davidson, Inc.(a)	1,860	101,965
Johnson Controls, Inc.(a)	19,865	710,968
Total Automobiles & Components		6,636,062

Banks—1.8%
BB&T Corp.	5,609	190,033
Comerica, Inc.(a)	1,235	49,190
Fifth Third Bancorp	6,796	122,668
Hudson City Bancorp, Inc.	3,263	29,889
Huntington Bancshares, Inc.(a)	6,858	54,041
KeyCorp	7,671	84,688
M&T Bank Corp.	806	90,071
People’s United Financial, Inc.(a)	1,548	23,065
PNC Financial Services Group, Inc.	4,162	303,493
Regions Financial Corp.	11,473	109,338
SunTrust Banks, Inc.	6,172	194,850
U.S. Bancorp	11,035	398,915
Wells Fargo & Co.	39,397	1,625,914
Zions Bancorporation(a)	1,571	45,370
Total Banks		3,321,525

Capital Goods—8.3%
3M Co.(a)	4,751	519,522
Boeing Co.	13,904	1,424,326
Caterpillar, Inc.(a)	13,300	1,097,117
Cummins, Inc.	2,570	278,742
Danaher Corp.	4,950	313,335
Deere & Co.	7,623	619,369
Dover Corp.(a)	1,877	145,768
Eaton Corp. PLC	4,638	305,227
Emerson Electric Co.	7,650	417,231
Fastenal Co.(a)	1,194	54,745
Flowserve Corp.	1,443	77,936
Fluor Corp.(a)	7,869	466,710
General Dynamics Corp.	7,083	554,811
General Electric Co.(a)	105,048	2,436,063
Honeywell International, Inc.	8,313	659,553
Illinois Tool Works, Inc.	4,344	300,475
Ingersoll-Rand PLC	4,184	232,296
Jacobs Engineering Group, Inc.*(a)	3,267	180,110
Joy Global, Inc.(a)	1,900	92,207
L-3 Communications Holdings, Inc.(a)	2,799	239,986
Lockheed Martin Corp.(a)	7,690	834,057
Masco Corp.	6,259	121,988
Northrop Grumman Corp.	5,340	442,152
PACCAR, Inc.	5,273	282,949
Pall Corp.(a)	519	34,477
Parker Hannifin Corp.(a)	2,389	227,911
Pentair Ltd.	1,448	83,535
Precision Castparts Corp.	623	140,804
Quanta Services, Inc.*	4,199	111,106
Raytheon Co.	6,237	412,390
Rockwell Automation, Inc.(a)	1,271	105,671
Rockwell Collins, Inc.(a)	1,148	72,795

Investments	Shares	Value
Roper Industries, Inc.	434	$53,912
Snap-On, Inc.	607	54,254
Textron, Inc.(a)	7,966	207,514
Tyco International Ltd.	7,316	241,062
United Technologies Corp.	11,061	1,028,009
W.W. Grainger, Inc.	653	164,674
Xylem, Inc./NY	2,279	61,396
Total Capital Goods		15,096,185

Commercial & Professional Services—0.5%
ADT Corp. (The)*	1,269	50,570
Avery Dennison Corp.(a)	2,304	98,519
Cintas Corp.(a)	1,575	71,726
Dun & Bradstreet Corp.(a)	301	29,332
Equifax, Inc.	514	30,290
Iron Mountain, Inc.(a)	1,727	45,955
Pitney Bowes, Inc.(a)	5,821	85,452
Republic Services, Inc.	4,135	140,342
Robert Half International, Inc.(a)	2,114	70,248
Stericycle, Inc.*(a)	320	35,338
Waste Management, Inc.	5,940	239,560
Total Commercial & Professional Services		897,332

Consumer Durables & Apparel—1.2%
Coach, Inc.	1,343	76,672
D.R. Horton, Inc.(a)	3,445	73,310
Fossil Group, Inc.*	510	52,688
Garmin Ltd.(a)	1,207	43,645
Harman International Industries, Inc.(a)	1,447	78,427
Hasbro, Inc.(a)	1,624	72,804
Leggett & Platt, Inc.(a)	1,992	61,931
Lennar Corp., Class A(a)	1,843	66,422
Mattel, Inc.	2,419	109,605
Newell Rubbermaid, Inc.	3,802	99,802
NIKE, Inc., Class B(a)	6,884	438,373
Pulte Group, Inc.*(a)	4,106	77,891
PVH Corp.	843	105,417
Ralph Lauren Corp., Class A	714	124,050
Stanley Black & Decker, Inc.	2,376	183,665
VF Corp.(a)	1,044	201,555
Whirlpool Corp.	2,502	286,129
Total Consumer Durables & Apparel		2,152,386

Consumer Services—1.1%
Carnival Corp.	7,942	272,331
Chipotle Mexican Grill, Inc.,
Class A*(a)	136	49,552
Darden Restaurants, Inc.	2,705	136,548
H&R Block, Inc.	1,574	43,678
International Game Technology	2,286	38,199
Marriott International, Inc., Class A(a)	5,395	217,796
McDonald’s Corp.	4,947	489,753
Starbucks Corp.(a)	3,492	228,691
Starwood Hotels & Resorts
Worldwide, Inc.	1,493	94,343
Wyndham Worldwide Corp.	1,253	71,709
Wynn Resorts Ltd.	670	85,760
Yum! Brands, Inc.	3,184	220,779
Total Consumer Services		1,949,139

The accompanying notes are an integral part of these financial statements.

17

Schedule of Investments — continued

RevenueShares Large Cap Fund

June 30, 2013

Investments	Shares	Value
Diversified Financials—5.1%
American Express Co.	8,091	$604,883
Ameriprise Financial, Inc.	2,241	181,252
Bank of America Corp.	133,941	1,722,481
Bank of New York Mellon Corp.(a)	9,129	256,069
BlackRock, Inc.	640	164,384
Capital One Financial Corp.	6,824	428,615
Charles Schwab Corp.(a)	4,452	94,516
Citigroup, Inc.	32,173	1,543,339
CME Group, Inc., Class A(a)	677	51,439
Discover Financial Services	3,352	159,689
E*Trade Financial Corp.*(a)	3,087	39,081
Franklin Resources, Inc.	903	122,826
Goldman Sachs Group, Inc.	4,528	684,860
IntercontinentalExchange, Inc.*	133	23,642
Invesco Ltd.	2,323	73,871
JPMorgan Chase & Co.	35,013	1,848,336
Legg Mason, Inc.(a)	1,239	38,421
Leucadia National Corp.(a)	5,798	152,024
Moody’s Corp.(a)	655	39,909
Morgan Stanley	22,410	547,476
NASDAQ OMX Group, Inc.(a)	1,630	53,448
Northern Trust Corp.	1,122	64,964
NYSE Euronext	1,439	59,575
SLM Corp.	4,689	107,191
State Street Corp.	2,537	165,438
T. Rowe Price Group, Inc.	616	45,060
Total Diversified Financials		9,272,789

Energy—13.8%
Anadarko Petroleum Corp.	2,943	252,892
Apache Corp.(a)	3,410	285,860
Baker Hughes, Inc.(a)	8,065	372,038
Cabot Oil & Gas Corp.(a)	335	23,792
Cameron International Corp.*	2,326	142,258
Chesapeake Energy Corp.	10,452	213,012
Chevron Corp.(a)	31,929	3,778,478
ConocoPhillips(a)	16,563	1,002,062
Consol Energy, Inc.(a)	2,596	70,352
Denbury Resources, Inc.*(a)	2,194	38,000
Devon Energy Corp.(a)	2,786	144,538
Diamond Offshore Drilling, Inc.(a)	638	43,888
Ensco PLC, Class A	1,193	69,337
EOG Resources, Inc.	1,657	218,194
EQT Corp.	379	30,081
Exxon Mobil Corp.	79,691	7,200,082
FMC Technologies, Inc.*(a)	1,964	109,356
Halliburton Co.	11,520	480,614
Helmerich & Payne, Inc.(a)	778	48,586
Hess Corp.	8,157	542,359
Kinder Morgan, Inc./Delaware(a)	5,129	195,671
Marathon Oil Corp.	7,766	268,548
Marathon Petroleum Corp.	17,806	1,265,294
Murphy Oil Corp.(a)	7,799	474,881
Nabors Industries Ltd.	6,960	106,558
National Oilwell Varco, Inc.(a)	5,247	361,518
Newfield Exploration Co.*(a)	1,949	46,562
Noble Corp.	1,697	63,773
Noble Energy, Inc.(a)	1,049	62,982
Occidental Petroleum Corp.(a)	4,589	409,476
Peabody Energy Corp.(a)	8,212	120,224

Investments	Shares	Value
Phillips 66	47,363	$2,790,154
Pioneer Natural Resources Co.	374	54,137
QEP Resources, Inc.(a)	1,570	43,615
Range Resources Corp.(a)	354	27,371
Rowan Cos. PLC, Class A*	611	20,817
Schlumberger Ltd.(a)	10,308	738,671
Southwestern Energy Co.*(a)	1,175	42,923
Spectra Energy Corp.	2,488	85,737
Tesoro Corp.(a)	10,295	538,634
Valero Energy Corp.	63,986	2,224,793
Williams Cos., Inc.(a)	3,780	122,737
Wpx Energy, Inc.*(a)	2,509	47,520
Total Energy		25,178,375

Food & Staples Retailing—8.9%
Costco Wholesale Corp.(a)	16,093	1,779,403
CVS Caremark Corp.	36,465	2,085,069
Kroger Co.	45,980	1,588,149
Safeway, Inc.(a)	32,746	774,770
Sysco Corp.	21,921	748,821
Walgreen Co.(a)	24,680	1,090,856
Wal-Mart Stores, Inc.(a)	107,097	7,977,656
Whole Foods Market, Inc.	4,106	211,377
Total Food & Staples Retailing		16,256,101

Food, Beverage & Tobacco—4.5%
Altria Group, Inc.	8,571	299,899
Archer-Daniels-Midland Co.	46,622	1,580,952
Beam, Inc.	539	34,016
Brown-Forman Corp., Class B	562	37,963
Campbell Soup Co.(a)	3,061	137,102
Coca-Cola Co.	20,795	834,087
Coca-Cola Enterprises, Inc.	3,788	133,186
ConAgra Foods, Inc.	6,979	243,776
Constellation Brands, Inc., Class A*	887	46,230
Dr Pepper Snapple Group, Inc.	2,243	103,021
General Mills, Inc.	5,984	290,404
Hershey Co.(a)	1,358	121,242
Hormel Foods Corp.(a)	3,762	145,138
J.M. Smucker Co.	998	102,944
Kellogg Co.(a)	3,871	248,634
Kraft Foods Group, Inc.	7,216	403,158
Lorillard, Inc.(a)	1,720	75,130
McCormick & Co., Inc.	992	69,797
Molson Coors Brewing Co., Class B(a)	1,310	62,697
Mondelez International, Inc., Class A	25,887	738,556
Monster Beverage Corp.*(a)	476	28,927
PepsiCo, Inc.	14,167	1,158,719
Philip Morris International, Inc.	6,069	525,697
Reynolds American, Inc.(a)	2,840	137,371
Tyson Foods, Inc., Class A(a)	22,863	587,122
Total Food, Beverage & Tobacco		8,145,768

Health Care Equipment & Services—8.1%
Aetna, Inc.	10,437	663,167
AmerisourceBergen Corp., Class A	25,663	1,432,765
Baxter International, Inc.	3,456	239,397
Becton Dickinson & Co.(a)	1,394	137,769
Boston Scientific Corp.*(a)	13,304	123,328
C.R. Bard, Inc.	493	53,579
Cardinal Health, Inc.	38,855	1,833,956

The accompanying notes are an integral part of these financial statements.

18

Schedule of Investments — continued

RevenueShares Large Cap Fund

June 30, 2013

Investments	Shares	Value
Health Care Equipment & Services (continued)
CareFusion Corp.*	1,667	$61,429
Cerner Corp.*	490	47,084
CIGNA Corp.	7,833	567,814
Covidien PLC	3,102	194,930
DaVita, Inc.*	1,269	153,295
DENTSPLY International, Inc.	1,251	51,241
Edwards Lifesciences Corp.*	354	23,789
Express Scripts Holding Co.*	30,474	1,879,941
Hospira, Inc.*(a)	1,938	74,245
Humana, Inc.	8,398	708,623
Intuitive Surgical, Inc.*(a)	81	41,033
Laboratory Corp. of America
Holdings*(a)	1,025	102,602
McKesson Corp.(a)	19,209	2,199,431
Medtronic, Inc.	5,317	273,666
Patterson Cos., Inc.	1,623	61,025
Quest Diagnostics, Inc.	1,944	117,865
St. Jude Medical, Inc.	1,966	89,709
Stryker Corp.	2,139	138,351
Tenet Healthcare Corp.*(a)	3,434	158,307
UnitedHealth Group, Inc.	30,692	2,009,712
Varian Medical Systems, Inc.*(a)	586	39,526
WellPoint, Inc.	14,317	1,171,703
Zimmer Holdings, Inc.	1,006	75,390
Total Health Care Equipment & Services		14,724,672

Household & Personal Products—1.4%
Avon Products, Inc.	8,039	169,060
Clorox Co.	1,156	96,110
Colgate-Palmolive Co.	5,002	286,564
Estee Lauder Cos., Inc., Class A	2,365	155,546
Kimberly-Clark Corp.	3,798	368,938
Mead Johnson Nutrition Co., Class A	852	67,504
Procter & Gamble Co.	18,688	1,438,789
Total Household & Personal Products		2,582,511

Insurance—6.3%
ACE Ltd.(a)	3,586	320,875
Aflac, Inc.	7,664	445,432
Allstate Corp.	12,451	599,142
American International Group, Inc.*	26,175	1,170,022
AON PLC	3,003	193,243
Assurant, Inc.	2,803	142,701
Berkshire Hathaway, Inc., Class B*	26,022	2,912,382
Chubb Corp.(a)	2,783	235,581
Cincinnati Financial Corp.	1,585	72,751
Genworth Financial, Inc., Class A*	15,404	175,760
Hartford Financial Services Group, Inc.	16,359	505,820
Lincoln National Corp.	5,776	210,651
Loews Corp.	5,702	253,169
Marsh & McLennan Cos., Inc.	5,259	209,939
MetLife, Inc.(a)	27,334	1,250,804
Principal Financial Group, Inc.(a)	4,224	158,189
Progressive Corp.(a)	12,099	307,557
Prudential Financial, Inc.	20,700	1,511,721
Torchmark Corp.	851	55,434
Travelers Cos., Inc.	5,442	434,925
Unum Group	6,503	190,993
XL Group PLC	4,064	123,220
Total Insurance		11,480,311

Investments	Shares	Value
Materials—3.8%
Air Products & Chemicals, Inc.	1,842	$168,672
Airgas, Inc.	919	87,728
Alcoa, Inc.(a)	50,927	398,249
Allegheny Technologies, Inc.(a)	3,035	79,851
Ball Corp.	3,437	142,773
Bemis Co., Inc.	2,232	87,360
CF Industries Holdings, Inc.	579	99,299
Cliffs Natural Resources, Inc.(a)	5,472	88,920
Dow Chemical Co.	28,952	931,386
E.I. du Pont de Nemours & Co.	11,886	624,015
Eastman Chemical Co.	2,090	146,321
Ecolab, Inc.	2,457	209,312
FMC Corp.	914	55,809
Freeport-McMoRan Copper
& Gold, Inc.	10,812	298,519
International Flavors & Fragrances, Inc.	655	49,230
International Paper Co.	10,922	483,954
LyondellBasell Industries NV, Class A	11,319	749,997
MeadWestvaco Corp.(a)	2,741	93,496
Monsanto Co.	2,375	234,650
Mosaic Co. (The)	3,040	163,582
Newmont Mining Corp.	5,097	152,655
Nucor Corp.	7,488	324,380
Owens-Illinois, Inc.*(a)	4,245	117,969
PPG Industries, Inc.	1,706	249,775
Praxair, Inc.(a)	1,703	196,117
Sealed Air Corp.(a)	5,455	130,647
Sigma-Aldrich Corp.(a)	593	47,653
United States Steel Corp.(a)	18,602	326,093
Vulcan Materials Co.	827	40,035
Weyerhaeuser Co.	4,608	131,282
Total Materials		6,909,729

Media—2.9%
Cablevision Systems Corp., Class A(a)	7,535	126,739
CBS Corp., Class B	5,322	260,086
Comcast Corp., Class A	27,682	1,159,322
DIRECTV*	8,335	513,603
Discovery Communications, Inc.,
Class A*(a)	1,055	81,457
Gannett Co., Inc.	3,813	93,266
Interpublic Group of Cos., Inc.	8,305	120,838
McGraw Hill Financial, Inc.	1,864	99,146
News Corp., Class A(a)	19,044	620,834
Omnicom Group, Inc.(a)	3,853	242,238
Scripps Networks Interactive, Inc.,
Class A(a)	482	32,178
Time Warner Cable, Inc.(a)	3,776	424,725
Time Warner, Inc.	8,532	493,320
Viacom, Inc., Class B	3,354	228,240
Walt Disney Co.	11,543	728,940
Washington Post Co., Class B(a)	170	82,241
Total Media		5,307,173

Pharmaceuticals, Biotechnology & Life Sciences—3.4%
Abbott Laboratories	16,968	591,844
Abbvie, Inc.	9,260	382,808
Actavis, Inc.*	916	115,618
Alexion Pharmaceuticals, Inc.*	243	22,414
Allergan, Inc.(a)	1,055	88,873

The accompanying notes are an integral part of these financial statements.

19

Schedule of Investments — continued

RevenueShares Large Cap Fund

June 30, 2013

Investments	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Amgen, Inc.	3,078	$303,676
Biogen IDEC, Inc.*	478	102,866
Bristol-Myers Squibb Co.	6,135	274,173
Celgene Corp.*	863	100,893
Eli Lilly & Co.	7,666	376,554
Forest Laboratories, Inc.*	1,796	73,636
Gilead Sciences, Inc.*(a)	3,264	167,149
Johnson & Johnson	14,153	1,215,177
Life Technologies Corp.*	930	68,829
Merck & Co., Inc.	17,200	798,940
Mylan, Inc.*	3,806	118,100
PerkinElmer, Inc.(a)	1,084	35,230
Perrigo Co.(a)	473	57,233
Pfizer, Inc.	34,791	974,496
Regeneron Pharmaceuticals, Inc.*	141	31,708
Thermo Fisher Scientific, Inc.	2,624	222,069
Waters Corp.*(a)	332	33,217
Total Pharmaceuticals, Biotechnology
& Life Sciences		6,155,503

Real Estate Investment Trusts—0.3%
American Tower Corp.	701	51,292
Apartment Investment & Management
Co., Class A(a)	646	19,406
AvalonBay Communities, Inc.	152	20,506
Boston Properties, Inc.	327	34,489
Equity Residential	542	31,469
HCP, Inc.	621	28,218
Health Care REIT, Inc.	398	26,678
Host Hotels & Resorts, Inc.	5,744	96,901
Kimco Realty Corp.	754	16,158
Macerich Co. (The)(a)	118	7,195
Plum Creek Timber Co., Inc.(a)	361	16,848
Prologis, Inc.(a)	925	34,891
Public Storage(a)	221	33,886
Simon Property Group, Inc.	550	86,856
Ventas, Inc.	651	45,218
Vornado Realty Trust(a)	625	51,781
Total Real Estate Investment Trusts		601,792

Real Estate Management & Development—0.1%
CBRE Group, Inc., Class A*	5,101	119,159

Retailing—5.8%
Abercrombie & Fitch Co., Class A(a)	1,525	69,006
Amazon.com, Inc.*	4,060	1,127,421
AutoNation, Inc.*(a)	6,391	277,305
AutoZone, Inc.*(a)	385	163,121
Bed Bath & Beyond, Inc.*(a)	2,384	169,026
Best Buy Co., Inc.(a)	31,929	872,620
CarMax, Inc.*	3,717	171,577
Dollar General Corp.*	5,174	260,925
Dollar Tree, Inc.*(a)	2,248	114,288
Expedia, Inc.(a)	1,106	66,526
Family Dollar Stores, Inc.	2,525	157,333
Gamestop Corp., Class A(a)	4,270	179,468
Gap, Inc.	6,172	257,558
Genuine Parts Co.(a)	2,931	228,823
Home Depot, Inc.	16,479	1,276,628
JC Penney Co., Inc.*(a)	16,717	285,526
Kohl’s Corp.(a)	6,407	323,618

Investments	Shares	Value
L Brands, Inc.(a)	3,496	$172,178
Lowe’s Cos., Inc.(a)	21,925	896,733
Macy’s, Inc.	9,613	461,424
Netflix, Inc.*(a)	294	62,060
Nordstrom, Inc.(a)	3,192	191,328
O’Reilly Automotive, Inc.*(a)	999	112,507
PetSmart, Inc.(a)	1,612	107,988
priceline.com, Inc.*	119	98,428
Ross Stores, Inc.	2,279	147,702
Sherwin-Williams Co.	947	167,240
Staples, Inc.	26,616	422,130
Target Corp.(a)	17,832	1,227,912
Tiffany & Co.	728	53,028
TJX Cos., Inc.	8,348	417,901
Tripadvisor, Inc.*(a)	84	5,113
Urban Outfitters, Inc.*	1,101	44,282
Total Retailing		10,588,723

Semiconductors & Semiconductor Equipment—1.1%
Advanced Micro Devices, Inc.*(a)	21,299	86,900
Altera Corp.(a)	963	31,769
Analog Devices, Inc.	1,000	45,060
Applied Materials, Inc.(a)	8,999	134,175
Broadcom Corp., Class A(a)	4,205	141,961
First Solar, Inc.*	1,271	56,852
Intel Corp.	36,935	894,566
KLA-Tencor Corp.	960	53,501
Lam Research Corp.*(a)	946	41,945
Linear Technology Corp.(a)	600	22,104
LSI Corp.*(a)	5,801	41,419
Microchip Technology, Inc.(a)	487	18,141
Micron Technology, Inc.*(a)	10,309	147,728
NVIDIA Corp.	4,775	66,993
Teradyne, Inc.*(a)	1,421	24,967
Texas Instruments, Inc.	6,201	216,229
Xilinx, Inc.(a)	975	38,620
Total Semiconductors &
Semiconductor Equipment		2,062,930

Software & Services—4.1%
Accenture PLC, Class A	6,417	461,767
Adobe Systems, Inc.*(a)	1,658	75,539
Akamai Technologies, Inc.*	460	19,573
Autodesk, Inc.*	1,018	34,551
Automatic Data Processing, Inc.(a)	2,760	190,054
BMC Software, Inc.*	717	32,365
CA, Inc.(a)	2,847	81,510
Citrix Systems, Inc.*	625	37,706
Cognizant Technology Solutions Corp.,
Class A*	2,002	125,345
Computer Sciences Corp.	5,978	261,657
eBay, Inc.*	4,902	253,532
Electronic Arts, Inc.*	3,160	72,585
Fidelity National Information
Services, Inc.	2,358	101,017
Fiserv, Inc.*	931	81,379
Google, Inc., Class A*	1,103	971,048
International Business Machines
Corp.(a)	8,980	1,716,168
Intuit, Inc.	1,147	70,001

The accompanying notes are an integral part of these financial statements.

20

Schedule of Investments — continued

RevenueShares Large Cap Fund

June 30, 2013

Investments	Shares	Value
Software & Services (continued)
Mastercard, Inc., Class A	230	$132,135
Microsoft Corp.	36,680	1,266,560
Oracle Corp.	19,045	585,062
Paychex, Inc.(a)	1,037	37,871
Red Hat, Inc.*(a)	440	21,041
SAIC, Inc.	13,801	192,248
Salesforce.com, Inc.*(a)	1,122	42,838
Symantec Corp.	5,255	118,080
Total System Services, Inc.	1,295	31,702
VeriSign, Inc.*	223	9,959
Visa, Inc., Class A	1,060	193,715
Western Union Co.(a)	5,775	98,810
Yahoo!, Inc.*(a)	8,248	207,107
Total Software & Services		7,522,925

Technology Hardware & Equipment—5.4%
Agilent Technologies, Inc.	2,600	111,176
Amphenol Corp., Class A	989	77,083
Apple, Inc.	6,800	2,693,344
Cisco Systems, Inc.	33,390	811,711
Corning, Inc.	9,216	131,144
Dell, Inc.	81,188	1,083,860
EMC Corp.	15,610	368,708
F5 Networks, Inc.*	194	13,347
FLIR Systems, Inc.	916	24,704
Harris Corp.	1,938	95,446
Hewlett-Packard Co.	83,050	2,059,640
Jabil Circuit, Inc.	15,554	316,991
JDS Uniphase Corp.*(a)	2,072	29,795
Juniper Networks, Inc.*(a)	3,948	76,236
Molex, Inc.	2,040	59,854
Motorola Solutions, Inc.(a)	2,576	148,712
NetApp, Inc.*	2,795	105,595
QUALCOMM, Inc.	5,710	348,767
SanDisk Corp.*	1,326	81,019
Seagate Technology PLC	6,262	280,725
TE Connectivity Ltd.	5,018	228,520
Teradata Corp.*(a)	843	42,344
Western Digital Corp.	3,657	227,063
Xerox Corp.	41,697	378,192
Total Technology Hardware
& Equipment		9,793,976

Telecommunication Services—3.0%
AT&T, Inc.	62,492	2,212,217
CenturyLink, Inc.(a)	8,961	316,772
Crown Castle International Corp.*	529	38,294
Frontier Communications Corp.(a)	21,714	87,942
Sprint Nextel Corp.*	86,103	604,443
Verizon Communications, Inc.	40,300	2,028,702
Windstream Corp.	13,382	103,175
Total Telecommunication Services		5,391,545

Transportation—1.8%
CH Robinson Worldwide, Inc.	3,646	205,306
CSX Corp.(a)	8,266	191,689
Expeditors International of
Washington, Inc.	2,728	103,691
FedEx Corp.	7,699	758,968
Kansas City Southern	375	39,735

Investments	Shares	Value
Norfolk Southern Corp.	2,544	$184,822
Ryder System, Inc.	1,652	100,425
Southwest Airlines Co.(a)	21,951	282,948
Union Pacific Corp.	2,401	370,426
United Parcel Service, Inc., Class B(a)	11,093	959,323
Total Transportation		3,197,333

Utilities—3.1%
AES Corp.(a)	25,766	308,934
AGL Resources, Inc.(a)	1,708	73,205
Ameren Corp.	3,402	117,165
American Electric Power Co., Inc.	5,856	262,232
CenterPoint Energy, Inc.	5,685	133,541
CMS Energy Corp.(a)	4,047	109,957
Consolidated Edison, Inc.(a)	3,580	208,750
Dominion Resources, Inc.(a)	3,968	225,462
DTE Energy Co.	2,253	150,973
Duke Energy Corp.(a)	5,593	377,527
Edison International	4,773	229,868
Entergy Corp.	2,573	179,287
Exelon Corp.	14,201	438,527
FirstEnergy Corp.(a)	7,023	262,239
Integrys Energy Group, Inc.	1,293	75,679
NextEra Energy, Inc.	3,159	257,395
NiSource, Inc.	3,026	86,665
Northeast Utilities	2,982	125,304
NRG Energy, Inc.(a)	5,713	152,537
Oneok, Inc.	5,067	209,318
Pepco Holdings, Inc.(a)	4,033	81,305
PG&E Corp.	5,837	266,926
Pinnacle West Capital Corp.	1,063	58,964
PPL Corp.(a)	6,399	193,634
Public Service Enterprise Group, Inc.	5,173	168,950
SCANA Corp.	1,419	69,673
Sempra Energy	2,163	176,847
Southern Co.(a)	6,673	294,479
TECO Energy, Inc.	2,948	50,676
Wisconsin Energy Corp.	1,839	75,381
Xcel Energy, Inc.	6,230	176,558
Total Utilities		5,597,958

Total Common Stocks
(Cost $133,766,733)		180,941,902
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—21.8%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.07% (b)
(Cost $39,675,886)	39,675,886	39,675,886
Total Investments—121.2%
(Cost $173,442,619)		$220,617,788
Liabilities in Excess of Other Assets—(21.2)%		(38,592,628)
Net Assets—100.0%		$182,025,160

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

* Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $38,522,440; total market value of collateral held by the Fund was $39,675,886. The total market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,394.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

21

Schedule of Investments

RevenueShares Mid Cap Fund

June 30, 2013

Investments	Shares	Value
COMMON STOCKS—100.0%
Automobiles & Components—0.4%
Gentex Corp.	5,018	$115,665
Thor Industries, Inc.	7,471	367,424
Total Automobiles & Components		483,089

Banks—2.2%
Associated Banc-Corp.(a)	7,362	114,479
Astoria Financial Corp.(a)	6,924	74,641
BancorpSouth, Inc.(a)	4,924	87,155
Bank of Hawaii Corp.(a)	1,356	68,234
Cathay General Bancorp	2,595	52,808
City National Corp.(a)	2,248	142,456
Commerce Bancshares, Inc.	2,693	117,307
Cullen/Frost Bankers, Inc.(a)	1,574	105,096
East West Bancorp, Inc.(a)	4,153	114,207
First Horizon National Corp.	14,020	157,024
First Niagara Financial Group, Inc.(a)	17,031	171,502
FirstMerit Corp.(a)	4,095	82,023
Fulton Financial Corp.	8,055	92,471
Hancock Holding Co.	3,841	115,499
International Bancshares Corp.(a)	2,760	62,321
New York Community Bancorp, Inc.(a) 16,627		232,778
Prosperity Bancshares, Inc.(a)	1,173	60,750
Signature Bank*(a)	1,017	84,431
SVB Financial Group*(a)	1,468	122,314
Synovus Financial Corp.	47,050	137,386
TCF Financial Corp.(a)	9,932	140,836
Trustmark Corp.(a)	2,433	59,803
Valley National Bancorp(a)	9,509	90,050
Washington Federal, Inc.	3,653	68,969
Webster Financial Corp.(a)	3,942	101,230
Westamerica Bancorporation(a)	623	28,465
Total Banks		2,684,235

Capital Goods—13.7%
Acuity Brands, Inc.(a)	2,707	204,433
Aecom Technology Corp.*(a)	28,673	911,515
AGCO Corp.(a)	20,238	1,015,745
Alliant Techsystems, Inc.	6,258	515,221
AMETEK, Inc.(a)	8,747	369,998
BE Aerospace, Inc.*(a)	5,258	331,675
Carlisle Cos., Inc.	5,912	368,377
CLARCOR, Inc.	2,228	116,324
Crane Co.	4,657	279,047
Donaldson Co., Inc.	7,435	265,132
Esterline Technologies Corp.*(a)	2,947	213,039
Exelis, Inc.	43,668	602,182
Fortune Brands Home & Security, Inc.	9,603	372,020
Gardner Denver, Inc.	3,281	246,666
GATX Corp.	2,936	139,254
General Cable Corp.(a)	18,266	561,680
Graco, Inc.(a)	1,779	112,451
Granite Construction, Inc.	5,970	177,667
Harsco Corp.	1,757	40,745
Hubbell, Inc., Class B(a)	3,344	331,056
Huntington Ingalls Industries, Inc.	12,708	717,748
IDEX Corp.	3,962	213,195
ITT Corp.(a)	8,295	243,956
KBR, Inc.(a)	24,547	797,778
Kennametal, Inc.	7,239	281,090

Investments	Shares	Value
Lennox International, Inc.	5,195	$335,285
Lincoln Electric Holdings, Inc.	5,235	299,808
MSC Industrial Direct Co., Inc., Class A	3,205	248,259
Nordson Corp.(a)	2,282	158,165
Oshkosh Corp.*(a)	23,583	895,447
Regal-Beloit Corp.	5,106	331,073
SPX Corp.	7,203	518,472
Terex Corp.*(a)	24,478	643,771
Timken Co.(a)	8,644	486,484
Trinity Industries, Inc.	11,134	427,991
Triumph Group, Inc.(a)	4,700	372,005
United Rentals, Inc.*(a)	8,389	418,695
URS Corp.(a)	25,689	1,213,035
Valmont Industries, Inc.	2,410	344,847
Wabtec Corp.	4,907	262,181
Watsco, Inc.(a)	4,414	370,599
Woodward, Inc.(a)	4,986	199,440
Total Capital Goods		16,953,551

Commercial & Professional Services—4.7%
Brink’s Co.	15,769	402,267
Clean Harbors, Inc.*	4,830	244,060
Copart, Inc.*	3,212	98,930
Corporate Executive Board Co.(a)	1,243	78,582
Corrections Corp. of America	5,558	188,249
Deluxe Corp.(a)	4,723	163,652
FTI Consulting, Inc.*(a)	1,077	35,423
Herman Miller, Inc.(a)	6,569	177,823
HNI Corp.(a)	5,836	210,504
Manpower, Inc.(a)	39,145	2,145,146
Mine Safety Appliances Co.(a)	2,721	126,663
Monster Worldwide, Inc.*(a)	2,955	14,509
R.R. Donnelley & Sons Co.(a)	82,498	1,155,797
Rollins, Inc.(a)	5,601	145,066
Towers Watson & Co., Class A(a)	4,782	391,837
Waste Connections, Inc.(a)	4,555	187,393
Total Commercial & Professional Services		5,765,901

Consumer Durables & Apparel—3.3%
Carter’s, Inc.	3,598	266,504
Deckers Outdoor Corp.*(a)	2,924	147,691
Hanesbrands, Inc.(a)	9,393	482,988
Jarden Corp.*	16,633	727,694
KB Home(a)	8,496	166,776
MDC Holdings, Inc.	3,245	105,495
Mohawk Industries, Inc.*(a)	5,589	628,707
NVR, Inc.*(a)	378	348,516
Polaris Industries, Inc.(a)	3,708	352,260
Tempur-Pedic International, Inc.*(a)	3,371	147,987
Toll Brothers, Inc.*	5,183	169,121
Tupperware Brands Corp.(a)	3,545	275,411
Under Armour, Inc., Class A*(a)	3,498	208,866
Total Consumer Durables & Apparel		4,028,016

Consumer Services—2.2%
Apollo Group, Inc., Class A*	3,655	64,767
Bally Technologies, Inc.*(a)	1,756	99,073
Bob Evans Farms, Inc.(a)	3,794	178,242
Brinker International, Inc.(a)	7,551	297,736
Cheesecake Factory, Inc.(a)	4,771	199,857
DeVry, Inc.(a)	7,660	237,613

The accompanying notes are an integral part of these financial statements.

22

Schedule of Investments — continued

RevenueShares Mid Cap Fund

June 30, 2013

Investments	Shares	Value
Consumer Services (continued)
International Speedway Corp., Class A 1,993		$62,720
Life Time Fitness, Inc.*(a)	2,449	122,719
Matthews International Corp., Class A 2,584		97,417
Panera Bread Co., Class A*(a)	1,291	240,048
Regis Corp.(a)	13,690	224,790
Scientific Games Corp., Class A*	8,820	99,225
Service Corp. International	15,006	270,558
Sotheby’s(a)	2,181	82,682
Strayer Education, Inc.(a)	1,159	56,594
Wendy’s Co. (The)(a)	45,979	268,058
WMS Industries, Inc.*	2,963	75,586
Total Consumer Services		2,677,685

Diversified Financials—1.1%
Affiliated Managers Group, Inc.*(a)	1,252	205,253
Apollo Investment Corp.(a)	1,	8,986
CBOE Holdings, Inc.(a)	1,363	63,571
Eaton Vance Corp.(a)	3,492	131,264
Federated Investors, Inc., Class B(a)	3,717	101,883
Greenhill & Co., Inc.(a)	678	31,012
Janus Capital Group, Inc.(a)	10,781	91,746
MSCI, Inc., Class A*(a)	3,075	102,305
Raymond James Financial, Inc.	10,642	457,393
SEI Investments Co.	3,797	107,949
Waddell & Reed Financial, Inc.,
Class A	2,854	124,149
Total Diversified Financials		1,425,511

Energy—6.5%
Alpha Natural Resources, Inc.*(a)	2,947	15,442
Arch Coal, Inc.(a)	2,979	11,261
Atwood Oceanics, Inc.*(a)	1,652	85,987
Bill Barrett Corp.*(a)	3,403	68,809
CARBO Ceramics, Inc.(a)	947	63,856
Cimarex Energy Co.(a)	2,458	159,745
Dresser-Rand Group, Inc.*(a)	5,166	309,857
Dril-Quip, Inc.*(a)	930	83,970
Helix Energy Solutions Group, Inc.*(a)	4,848	111,698
HollyFrontier Corp.(a)	49,058	2,098,701
Oceaneering International, Inc.(a)	4,284	309,305
Oil States International, Inc.*(a)	5,105	472,927
Patterson-UTI Energy, Inc.(a)	13,738	265,899
Rosetta Resources, Inc.*	1,571	66,799
SM Energy Co.	2,890	173,342
Superior Energy Services, Inc.*(a)	18,404	477,400
Tidewater, Inc.(a)	2,068	117,814
Unit Corp.*(a)	3,173	135,106
World Fuel Services Corp.	75,948	3,036,401
Total Energy		8,064,319

Food & Staples Retailing—3.5%
Harris Teeter Supermarkets, Inc.(a)	10,383	486,547
SUPERVALU, Inc.*(a)	527,536	3,281,274
United Natural Foods, Inc.*(a)	10,909	588,977
Total Food & Staples Retailing		4,356,798

Food, Beverage & Tobacco—4.1%
Dean Foods Co.*	126,631	1,268,843
Flowers Foods, Inc.	15,551	342,900
Green Mountain Coffee
Roasters, Inc.*(a)	5,569	418,009

Investments	Shares	Value
Hillshire Brands Co.	10,073	$333,215
Ingredion, Inc.	8,728	572,731
Lancaster Colony Corp.(a)	1,569	122,366
Post Holdings, Inc.*(a)	2,275	99,326
Smithfield Foods, Inc.*(a)	43,332	1,419,123
Tootsie Roll Industries, Inc.(a)	1,846	58,666
Universal Corp.	4,320	249,912
WhiteWave Foods Co., Class A*(a)	11,412	185,445
Total Food, Beverage & Tobacco		5,070,536

Health Care Equipment & Services—7.8%
Allscripts Healthcare Solutions, Inc.*(a)	11,807	152,783
Community Health Systems, Inc.(a)	29,340	1,375,459
Cooper Cos., Inc.	1,362	162,146
Health Management Associates, Inc.,
Class A*(a)	39,351	618,598
Health Net, Inc.*(a)	38,623	1,228,984
Henry Schein, Inc.*(a)	10,172	973,969
Hill-Rom Holdings, Inc.(a)	5,201	175,170
HMS Holdings Corp.*(a)	2,298	53,543
Hologic, Inc.*(a)	11,227	216,681
IDEXX Laboratories, Inc.*(a)	1,574	141,314
LifePoint Hospitals, Inc.*(a)	7,447	363,711
Masimo Corp.(a)	2,478	52,534
Mednax, Inc.*(a)	2,247	205,780
Omnicare, Inc.(a)	14,018	668,799
Owens & Minor, Inc.(a)	28,094	950,420
ResMed, Inc.(a)	3,196	144,235
STERIS Corp.	3,479	149,180
Teleflex, Inc.(a)	2,200	170,478
Thoratec Corp.*	1,666	52,162
Universal Health Services, Inc.,
Class B(a)	10,929	731,806
VCA Antech, Inc.*(a)	7,330	191,240
WellCare Health Plans, Inc.*(a)	15,944	885,689
Total Health Care Equipment & Services		9,664,681

Household & Personal Products—0.7%
Church & Dwight Co., Inc.(a)	5,324	328,544
Energizer Holdings, Inc.(a)	4,863	488,780
Total Household & Personal Products		817,324

Insurance—6.4%
Alleghany Corp.*(a)	1,398	535,867
American Financial Group, Inc.(a)	11,339	554,590
Arthur J. Gallagher & Co.(a)	6,380	278,742
Aspen Insurance Holdings Ltd.	6,694	248,280
Brown & Brown, Inc.	4,065	131,056
Everest Re Group Ltd.	4,214	540,488
Fidelity National Financial, Inc.,
Class A	29,110	693,109
First American Financial Corp.(a)	19,273	424,777
Hanover Insurance Group, Inc.(a)	10,402	508,970
HCC Insurance Holdings, Inc.	6,456	278,318
Kemper Corp.(a)	8,037	275,267
Mercury General Corp.(a)	7,064	310,533
Old Republic International Corp.(a)	42,102	541,853
Primerica, Inc.	3,531	132,201
Protective Life Corp.(a)	10,055	386,213
Reinsurance Group of America, Inc.,
Class A(a)	16,497	1,140,108

The accompanying notes are an integral part of these financial statements.

23

Schedule of Investments — continued

RevenueShares Mid Cap Fund

June 30, 2013

Investments	Shares	Value
Insurance (continued)
StanCorp Financial Group, Inc.(a)	6,798	$335,889
W.R. Berkley Corp.(a)	15,573	636,313
Total Insurance		7,952,574

Materials—7.7%
Albemarle Corp.	4,570	284,665
Aptargroup, Inc.(a)	4,491	247,948
Ashland, Inc.(a)	10,263	856,960
Cabot Corp.(a)	9,440	353,245
Carpenter Technology Corp.(a)	4,966	223,818
Commercial Metals Co.	7,818	115,472
Compass Minerals International, Inc.(a)	517	43,702
Cytec Industries, Inc.(a)	2,557	187,300
Domtar Corp.(a)	8,174	543,571
Eagle Materials, Inc.(a)	850	56,330
Greif, Inc., Class A(a)	8,685	457,439
Intrepid Potash, Inc.(a)	2,541	48,406
Louisiana-Pacific Corp.*(a)	12,099	178,944
Martin Marietta Materials, Inc.(a)	2,021	198,907
Minerals Technologies, Inc.(a)	2,535	104,797
NewMarket Corp.(a)	928	243,656
Olin Corp.(a)	10,413	249,079
Packaging Corp. of America(a)	6,462	316,380
Reliance Steel & Aluminum Co.	13,470	883,093
Rock-Tenn Co., Class A(a)	9,477	946,563
Royal Gold, Inc.	593	24,953
RPM International, Inc.	12,708	405,894
Scotts Miracle-Gro Co., Class A(a)	6,224	300,681
Sensient Technologies Corp.	3,845	155,607
Silgan Holdings, Inc.	8,256	387,702
Sonoco Products Co.(a)	14,584	504,169
Steel Dynamics, Inc.	32,106	478,700
Valspar Corp.(a)	6,305	407,744
Worthington Industries, Inc.	8,292	262,939
Total Materials		9,468,664

Media—1.3%
AMC Networks, Inc., Class A*	2,398	156,853
Cinemark Holdings, Inc.(a)	9,276	258,986
DreamWorks Animation SKG, Inc.,
Class A*(a)	3,365	86,346
John Wiley & Sons, Inc., Class A	4,866	195,078
Lamar Advertising Co., Class A*(a)	2,993	129,896
Meredith Corp.(a)	3,324	158,555
New York Times Co., Class A*(a)	20,782	229,849
Scholastic Corp.(a)	7,823	229,135
Valassis Communications, Inc.(a)	8,869	218,089
Total Media		1,662,787

Pharmaceuticals, Biotechnology & Life Sciences—1.3%
Bio-Rad Laboratories, Inc., Class A*(a)	1,996	223,951
Charles River Laboratories
International, Inc.*(a)	2,915	119,602
Covance, Inc.*(a)	3,362	255,983
Endo Health Solutions Inc.*(a)	8,574	315,438
Mallinckrodt PLC*	2,110	95,857
Mettler-Toledo International, Inc.*(a)	1,210	243,452
Techne Corp.(a)	564	38,961

Investments	Shares	Value
United Therapeutics Corp.*(a)	1,594	$104,917
Vertex Pharmaceuticals, Inc.*(a)	1,965	156,945
Total Pharmaceuticals, Biotechnology
& Life Sciences		1,555,106

Real Estate—0.1%
Alexander & Baldwin, Inc.*(a)	1,730	68,767

Real Estate Investment Trusts—1.7%
Alexandria Real Estate Equities, Inc.	1,035	68,020
American Campus Communities, Inc.	1,534	62,372
BioMed Realty Trust, Inc., Class A	2,992	60,528
BRE Properties, Inc.	943	47,169
Camden Property Trust	1,332	92,095
Corporate Office Properties Trust	2,187	55,769
Duke Realty Corp.(a)	7,534	117,455
Equity One, Inc.(a)	1,629	36,864
Essex Property Trust, Inc.	475	75,487
Extra Space Storage, Inc.(a)	1,155	48,429
Federal Realty Investment Trust(a)	724	75,064
Highwoods Properties, Inc.(a)	1,668	59,397
Home Properties, Inc.	1,199	78,379
Hospitality Properties Trust(a)	5,499	144,514
Kilroy Realty Corp.	951	50,413
Liberty Property Trust	1,991	73,587
Mack-Cali Realty Corp.	3,144	76,997
National Retail Properties, Inc.(a)	1,088	37,427
Omega Healthcare Investors, Inc.(a)	1,278	39,644
Potlatch Corp.(a)	1,479	59,811
Rayonier, Inc.(a)	3,225	178,633
Realty Income Corp.	1,352	56,676
Regency Centers Corp.	1,125	57,161
Senior Housing Properties Trust(a)	2,868	74,367
SL Green Realty Corp.	1,733	152,833
Taubman Centers, Inc.	1,094	82,214
UDR, Inc.	3,287	83,786
Weingarten Realty Investors(a)	1,820	56,001
Total Real Estate Investment Trusts		2,101,092

Real Estate Management & Development—0.3%
Jones Lang LaSalle, Inc.(a)	4,781	435,740

Retailing—6.6%
Aaron’s, Inc.(a)	8,380	234,724
Advance Auto Parts, Inc.(a)	8,180	663,971
Aeropostale, Inc.*(a)	18,651	257,384
American Eagle Outfitters, Inc.	4,321	78,901
ANN, Inc.*(a)	7,614	252,785
Ascena Retail Group, Inc.*(a)	7,932	138,413
Barnes & Noble, Inc.*(a)	40,299	643,172
Big Lots, Inc.*(a)	2,077	65,488
Cabela’s, Inc.*(a)	5,202	336,882
Chico’s FAS, Inc.(a)	11,552	197,077
CST Brands, Inc.*(a)	850	26,188
Dick’s Sporting Goods, Inc.(a)	11,312	566,279
Foot Locker, Inc.(a)	17,745	623,382
Guess?, Inc.(a)	9,111	282,714
HSN, Inc.(a)	6,402	343,915
LKQ Corp.*(a)	17,759	457,294
Office Depot, Inc.*	262,248	1,014,900

The accompanying notes are an integral part of these financial statements.

24

Schedule of Investments — continued

RevenueShares Mid Cap Fund

June 30, 2013

Investments	Shares	Value
Retailing (continued)
Rent-A-Center, Inc., Class A	8,661	$325,221
Saks, Inc.*(a)	23,035	314,197
Signet Jewelers Ltd.	5,882	396,623
Tractor Supply Co.(a)	4,396	517,014
Williams-Sonoma, Inc.(a)	7,253	405,370
Total Retailing		8,141,894

Semiconductors & Semiconductor Equipment—1.0%
Atmel Corp.*(a)	19,392	142,531
Cree, Inc.*	2,016	128,742
Cypress Semiconductor Corp.	698	7,490
Fairchild Semiconductor International,
Inc., Class A*(a)	11,224	154,891
Integrated Device Technology, Inc.*	6,542	51,944
International Rectifier Corp.*(a)	5,013	104,972
Intersil Corp., Class A	8,306	64,953
RF Micro Devices, Inc.*(a)	17,086	91,410
Semtech Corp.*(a)	1,414	49,532
Silicon Laboratories, Inc.*(a)	1,495	61,908
Skyworks Solutions, Inc.*(a)	7,979	174,660
SunEdison, Inc.*(a)	30,762	251,326
Total Semiconductors &
Semiconductor Equipment		1,284,359

Software & Services—4.0%
ACI Worldwide, Inc.*(a)	1,686	78,365
Acxiom Corp.*(a)	5,411	122,722
Advent Software, Inc.*	1,184	41,511
Alliance Data Systems Corp.*(a)	2,312	418,541
ANSYS, Inc.*(a)	1,192	87,135
AOL, Inc.	6,543	238,689
Broadridge Financial Solutions, Inc.(a)	9,410	250,118
Cadence Design Systems, Inc.*(a)	9,932	143,815
CommVault Systems, Inc.*(a)	592	44,927
Compuware Corp.(a)	10,059	104,111
Concur Technologies, Inc.*(a)	696	56,641
Convergys Corp.	11,822	206,058
CoreLogic, Inc.*(a)	5,839	135,290
DST Systems, Inc.	4,199	274,321
Equinix, Inc.*(a)	1,182	218,339
Factset Research Systems, Inc.(a)	933	95,110
Fair Isaac Corp.(a)	1,615	74,015
Gartner, Inc.*(a)	3,077	175,358
Global Payments, Inc.(a)	5,032	233,082
Informatica Corp.*(a)	2,502	87,520
Jack Henry & Associates, Inc.(a)	2,388	112,546
Lender Processing Services, Inc.	6,835	221,112
Mantech International Corp.,
Class A(a)	10,521	274,809
Mentor Graphics Corp.(a)	5,708	111,591
MICROS Systems, Inc.*(a)	2,895	124,919
NeuStar, Inc., Class A*(a)	1,856	90,350
PTC, Inc.*(a)	5,455	133,811
Rackspace Hosting, Inc.*(a)	3,978	150,726
Rovi Corp.*(a)	2,807	64,112
Solarwinds, Inc.*	736	28,564
Solera Holdings, Inc.(a)	1,597	88,873
Synopsys, Inc.*(a)	5,391	192,728
TIBCO Software, Inc.*	5,244	112,222

Investments	Shares	Value
ValueClick, Inc.*(a)	2,995	$73,917
VeriFone Systems, Inc.*(a)	646	10,859
Wex, Inc.*(a)	951	72,942
Total Software & Services		4,949,749

Technology Hardware & Equipment—11.9%
3D Systems Corp.*(a)	924	40,564
ADTRAN, Inc.(a)	2,827	69,572
Arrow Electronics, Inc.*(a)	54,971	2,190,594
Avnet, Inc.*(a)	80,424	2,702,246
Ciena Corp.*(a)	10,031	194,802
Diebold, Inc.(a)	9,767	329,050
Ingram Micro, Inc., Class A*(a)	222,617	4,227,497
InterDigital, Inc./Pa	1,510	67,422
Itron, Inc.*(a)	5,167	219,236
Lexmark International, Inc., Class A(a)	13,029	398,297
National Instruments Corp.(a)	4,598	128,468
NCR Corp.*(a)	18,925	624,336
Plantronics, Inc.	1,698	74,576
Polycom, Inc.*(a)	3,091	32,579
Riverbed Technology, Inc.*(a)	5,980	93,049
Tech Data Corp.*(a)	57,836	2,723,497
Trimble Navigation Ltd.*(a)	8,477	220,487
Vishay Intertechnology, Inc.*(a)	16,551	229,893
Zebra Technologies Corp., Class A*	2,369	102,909
Total Technology Hardware & Equipment		14,669,074

Telecommunication Services—0.4%
Telephone & Data Systems, Inc.(a)	12,176	300,139
tw Telecom, Inc., Class A*(a)	5,659	159,244
Total Telecommunication Services		459,383

Transportation—3.0%
Alaska Air Group, Inc.*(a)	9,226	479,752
Con-Way, Inc.(a)	15,238	593,672
Genesee & Wyoming, Inc., Class A*(a)	1,297	110,037
JB Hunt Transport Services, Inc.	7,789	562,677
JetBlue Airways Corp.*(a)	86,717	546,317
Kirby Corp.*(a)	2,816	223,985
Landstar System, Inc.	5,723	294,735
Matson, Inc.	6,943	173,575
UTi Worldwide, Inc.	33,751	555,879
Werner Enterprises, Inc.	9,053	218,811
Total Transportation		3,759,440

Utilities—4.1%
Alliant Energy Corp.	6,959	350,873
Aqua America, Inc.	2,691	84,201
Atmos Energy Corp.(a)	8,966	368,144
Black Hills Corp.(a)	2,642	128,797
Cleco Corp.(a)	2,385	110,736
Energen Corp.(a)	3,337	174,392
Great Plains Energy, Inc.	11,220	252,899
Hawaiian Electric Industries, Inc.(a)	14,615	369,906
IDACORP, Inc.(a)	2,473	118,110
MDU Resources Group, Inc.(a)	17,764	460,265
National Fuel Gas Co.	2,908	168,519
NV Energy, Inc.	13,683	321,003
OGE Energy Corp.	5,909	402,994
PNM Resources, Inc.(a)	6,569	145,766

The accompanying notes are an integral part of these financial statements.

25

Schedule of Investments — continued

RevenueShares Mid Cap Fund

June 30, 2013

Investments	Shares	Value
Utilities (continued)
Questar Corp.(a)	5,218	$124,449
UGI Corp.(a)	19,080	746,219
Vectren Corp.(a)	7,417	250,917
Westar Energy, Inc.	7,935	253,603
WGL Holdings, Inc.(a)	5,942	256,813
Total Utilities		5,088,606

Total Common Stocks
(Cost $95,007,397)		123,588,881
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—45.6%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.07% (b)
(Cost $56,306,534)	56,306,534	56,306,534
Total Investments—145.6%
(Cost $151,313,931)		179,895,415
Liabilities in Excess of Other Assets—(45.6)%		(56,330,314)
Net Assets—100.0%		$123,565,101

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $54,861,999; total market value of collateral held by the Fund was $56,306,534.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

26

Schedule of Investments

RevenueShares Small Cap Fund

June 30, 2013

Investments	Shares	Value
COMMON STOCKS—100.0%
Automobiles & Components—0.8%
Dorman Products, Inc.(a)	3,675	$167,690
Drew Industries, Inc.	6,317	248,384
Spartan Motors, Inc.(a)	19,654	120,283
Standard Motor Products, Inc.	7,553	259,370
Superior Industries International, Inc.	12,340	212,371
Winnebago Industries, Inc.*	8,234	172,832
Total Automobiles & Components		1,180,930

Banks—2.9%
Bank Mutual Corp.	5,146	29,023
Bank of the Ozarks, Inc.(a)	1,829	79,250
Banner Corp.	2,083	70,384
BBCN Bancorp, Inc.	6,309	89,714
Boston Private Financial Holdings, Inc.	8,863	94,302
Brookline Bancorp, Inc.	7,204	62,531
City Holding Co.(a)	1,441	56,127
Columbia Banking System, Inc.(a)	3,020	71,906
Community Bank System, Inc.(a)	3,939	121,518
CVB Financial Corp.	6,747	79,345
Dime Community Bancshares	3,832	58,706
First BanCorp*(a)	28,486	201,681
First Commonwealth Financial Corp.	10,463	77,112
First Financial Bancorp	6,899	102,795
First Financial Bankshares, Inc.(a)	1,302	72,469
First Midwest Bancorp, Inc.	8,539	117,155
FNB Corp.(a)	13,265	160,241
Glacier Bancorp, Inc.(a)	4,335	96,194
Hanmi Financial Corp.*	2,359	41,683
Home BancShares, Inc.	2,844	73,859
Independent Bank Corp.	2,350	81,075
MB Financial, Inc.	4,648	124,566
National Penn Bancshares, Inc.(a)	11,004	111,801
NBT Bancorp, Inc.	4,221	89,359
Northwest Bancshares, Inc.(a)	8,284	111,917
Old National Bancorp(a)	10,506	145,298
Oritani Financial Corp.	2,245	35,202
PacWest Bancorp(a)	2,817	86,341
Pinnacle Financial Partners, Inc.*	2,484	63,864
PrivateBancorp, Inc.(a)	8,088	171,546
Provident Financial Services, Inc.	5,224	82,435
S&T Bancorp, Inc.	2,851	55,880
Simmons First National Corp., Class A	1,876	48,945
Sterling Bancorp, Class N	3,377	39,241
Susquehanna Bancshares, Inc.(a)	18,979	243,880
Taylor Capital Group, Inc.*	5,276	89,112
Texas Capital Bancshares, Inc.*(a)	3,033	134,544
Tompkins Financial Corp.(a)	1,653	74,699
TrustCo Bank Corp.	8,333	45,331
UMB Financial Corp.(a)	4,243	236,208
Umpqua Holdings Corp.	10,701	160,622
United Bankshares, Inc.(a)	4,013	106,144
United Community Banks, Inc.*	6,971	86,580
ViewPoint Financial Group, Inc.	2,275	47,343
Wilshire Bancorp, Inc.	5,923	39,210
Wintrust Financial Corp.(a)	6,346	242,925
Total Banks		4,510,063

Investments	Shares	Value
Capital Goods—11.9%
A.O. Smith Corp.(a)	13,808	$500,954
AAON, Inc.	2,722	90,044
AAR Corp.	25,861	568,425
Actuant Corp., Class A(a)	13,159	433,852
Aegion Corp., Class A*	11,910	268,094
Aerovironment, Inc.*(a)	4,339	87,561
Albany International Corp., Class A	6,277	207,015
American Science & Engineering, Inc.	1,148	64,288
Apogee Enterprises, Inc.	7,090	170,160
Applied Industrial Technologies, Inc.(a) 13,458		650,425
Astec Industries, Inc.	7,554	259,027
AZZ, Inc.(a)	3,214	123,932
Barnes Group, Inc.(a)	10,754	322,512
Belden, Inc.(a)	10,273	512,931
Brady Corp., Class A	11,311	347,587
Briggs & Stratton Corp.(a)	26,093	516,641
CIRCOR International, Inc.	4,436	225,615
Comfort Systems USA, Inc.	24,010	358,229
Cubic Corp.(a)	7,663	368,590
Curtiss-Wright Corp.	16,067	595,443
Dycom Industries, Inc.*	13,507	312,552
EMCOR Group, Inc.	42,877	1,742,950
Encore Wire Corp.	8,245	281,154
EnerSys(a)	12,468	611,431
Engility Holdings, Inc.*	19,097	542,737
EnPro Industries, Inc.*(a)	6,301	319,839
ESCO Technologies, Inc.	5,760	186,509
Federal Signal Corp.*	24,500	214,375
Franklin Electric Co., Inc.(a)	7,172	241,338
GenCorp, Inc.*(a)	16,545	269,022
Gibraltar Industries, Inc.*	13,441	195,701
Griffon Corp.	43,675	491,344
II-VI, Inc.*(a)	8,495	138,129
John Bean Technologies Corp.	10,890	228,799
Kaman Corp.	12,818	442,990
Kaydon Corp.	4,554	125,463
Lindsay Corp.(a)	2,207	165,481
Lydall, Inc.*	7,044	102,842
Moog, Inc., Class A*(a)	13,317	686,225
Mueller Industries, Inc.	11,398	574,801
National Presto Industries, Inc.(a)	1,823	131,311
Orbital Sciences Corp.*(a)	21,210	368,418
Orion Marine Group, Inc.*	6,852	82,841
Powell Industries, Inc.*	3,930	202,984
Quanex Building Products Corp.(a)	12,669	213,346
Simpson Manufacturing Co., Inc.	6,025	177,255
Standex International Corp.	3,482	183,676
Teledyne Technologies, Inc.*	7,905	611,452
Tennant Co.	4,071	196,507
Titan International, Inc.	391	6,596
Toro Co.(a)	11,411	518,174
Universal Forest Products, Inc.(a)	13,194	526,704
Vicor Corp.*(a)	10,107	69,233
Watts Water Technologies, Inc.,
Class A	8,592	389,561
Total Capital Goods		18,223,065

The accompanying notes are an integral part of these financial statements.

27

Schedule of Investments — continued

RevenueShares Small Cap Fund

June 30, 2013

Investments	Shares	Value
Commercial & Professional Services—6.5%
ABM Industries, Inc.	48,038	$1,177,411
CDI Corp.	19,699	278,938
Consolidated Graphics, Inc.*	6,072	285,445
Encore Capital Group, Inc.*(a)	4,649	153,928
Exponent, Inc.	1,593	94,162
G&K Services, Inc., Class A	5,044	240,094
Geo Group, Inc. (The)	12,355	419,452
Healthcare Services Group, Inc.(a)	12,371	303,337
Heidrick & Struggles International, Inc.	7,111	118,896
Insperity, Inc.	18,534	561,580
Interface, Inc.(a)	14,281	242,349
Kelly Services, Inc., Class A	80,640	1,408,781
Korn/Ferry International*	12,050	225,817
Mobile Mini, Inc.*(a)	3,368	111,649
Navigant Consulting, Inc.*	16,459	197,508
On Assignment, Inc.*(a)	14,503	387,520
Portfolio Recovery Associates, Inc.*	1,278	196,339
Resources Connection, Inc.	13,439	155,892
Sykes Enterprises, Inc.*	16,773	264,343
Tetra Tech, Inc.*(a)	23,251	546,631
TrueBlue, Inc.*	16,451	346,294
UniFirst Corp.	3,738	341,093
United Stationers, Inc.(a)	40,982	1,374,946
Viad Corp.	10,668	261,579
WageWorks, Inc.*	8,791	302,850
Total Commercial & Professional Services		9,996,834

Consumer Durables & Apparel—5.3%
American Greetings Corp., Class A	24,269	442,181
Arctic Cat, Inc.	3,657	164,492
Blyth, Inc.(a)	9,193	128,334
Brunswick Corp.(a)	32,667	1,043,711
Callaway Golf Co.(a)	23,439	154,229
Crocs, Inc.*(a)	19,000	313,500
Ethan Allen Interiors, Inc.	6,351	182,909
Fifth & Pacific Cos., Inc.*(a)	18,600	415,524
Helen of Troy Ltd.*	8,062	309,339
Iconix Brand Group, Inc.*	3,235	95,141
iRobot Corp.*(a)	3,362	133,707
Jakks Pacific, Inc.(a)	9,379	105,514
La-Z-Boy, Inc., Class Z	16,796	340,455
M/I Homes, Inc.*	8,690	199,522
Maidenform Brands, Inc.*	8,406	145,676
Meritage Homes Corp.*(a)	7,543	327,064
Movado Group, Inc.	3,965	134,136
Oxford Industries, Inc.(a)	3,502	218,525
Perry Ellis International, Inc.	11,618	235,962
Quiksilver, Inc.*(a)	81,288	523,495
Ryland Group, Inc.(a)	9,022	361,782
Skechers U.S.A., Inc., Class A*(a)	19,277	462,841
Standard Pacific Corp.*(a)	41,262	343,712
Steven Madden Ltd.*	7,085	342,772
Sturm Ruger & Co., Inc.(a)	3,135	150,605
True Religion Apparel, Inc.	4,019	127,242
Universal Electronics, Inc.*	4,562	128,329
Wolverine World Wide, Inc.	10,285	561,664
Total Consumer Durables & Apparel		8,092,363

Investments	Shares	Value
Consumer Services—5.5%
American Public Education, Inc.*(a)	2,499	$92,863
Biglari Holdings, Inc.*	733	300,823
BJ’s Restaurants, Inc.*(a)	5,384	199,746
Boyd Gaming Corp.*(a)	72,748	822,052
Buffalo Wild Wings, Inc.*(a)	3,176	311,756
Capella Education Co.*	2,917	121,493
Career Education Corp.*	103,232	299,373
CEC Entertainment, Inc.	5,506	225,966
Coinstar, Inc.*(a)	10,282	603,245
Corinthian Colleges, Inc.*(a)	151,333	338,986
Cracker Barrel Old Country Store, Inc.(a) 7,553		714,967
DineEquity, Inc.(a)	3,104	213,773
Hillenbrand, Inc.(a)	11,820	280,252
Interval Leisure Group, Inc.(a)	6,077	121,054
ITT Educational Services, Inc.*(a)	18,817	459,135
Jack in the Box, Inc.*(a)	12,923	507,745
Lincoln Educational Services Corp.(a)	15,632	82,381
Marcus Corp.	8,838	112,419
Marriott Vacations Worldwide Corp.*	10,035	433,913
Monarch Casino & Resort, Inc.*	2,930	49,400
Multimedia Games Holding Co., Inc.*	1,670	43,537
Papa John’s International, Inc.*(a)	5,747	375,681
Pinnacle Entertainment, Inc.*(a)	16,388	322,352
Red Robin Gourmet Burgers, Inc.*	4,848	267,513
Ruby Tuesday, Inc.*	37,115	342,571
Ruth’s Hospitality Group, Inc.	8,635	104,224
Shfl Entertainment, Inc.*(a)	3,822	67,688
Sonic Corp.*	9,646	140,446
Texas Roadhouse, Inc.(a)	13,662	341,823
Universal Technical Institute, Inc.(a)	9,526	98,404
Total Consumer Services		8,395,581

Diversified Financials—1.9%
Calamos Asset Management, Inc.,
Class A	7,927	83,234
Cash America International, Inc.(a)	10,357	470,829
Evercore Partners, Inc., Class A	9,071	356,309
Ezcorp, Inc., Class A*	12,457	210,274
Financial Engines, Inc.(a)	1,376	62,732
First Cash Financial Services, Inc.*(a)	3,087	151,911
HFF, Inc., Class A	4,284	76,127
Interactive Brokers Group, Inc., Class A 17,639		281,695
Investment Technology Group, Inc.*	9,191	128,490
MarketAxess Holdings, Inc.	1,374	64,235
Piper Jaffray Cos.*	4,053	128,115
Prospect Capital Corp.	8,875	95,850
Stifel Financial Corp.*(a)	12,861	458,752
SWS Group, Inc.*	15,812	86,175
Virtus Investment Partners, Inc.*	636	112,108
World Acceptance Corp.*(a)	1,629	141,625
Total Diversified Financials		2,908,461

Energy—3.0%
Approach Resources, Inc.*(a)	1,406	34,545
Basic Energy Services, Inc.*(a)	25,861	312,659
Bristow Group, Inc.	5,961	389,373
C&J Energy Services, Inc.*(a)	665	12,881
Carrizo Oil & Gas, Inc.*(a)	3,893	110,289
Cloud Peak Energy, Inc.*(a)	12,028	198,221
Comstock Resources, Inc.	6,555	103,110

The accompanying notes are an integral part of these financial statements.

28

Schedule of Investments — continued

RevenueShares Small Cap Fund

June 30, 2013

Investments	Shares	Value
Energy (continued)
Contango Oil & Gas Co.	829	$27,979
Era Group, Inc.*	3,350	87,603
Exterran Holdings, Inc.*(a)	27,077	761,405
Forest Oil Corp.*	6,207	25,387
Geospace Technologies Corp.*(a)	583	40,274
Gulf Island Fabrication, Inc.	5,705	109,251
Gulfport Energy Corp.*(a)	1,457	68,581
Hornbeck Offshore Services, Inc.*(a)	2,845	152,208
ION Geophysical Corp.*	23,852	143,589
Matrix Service Co.*	12,523	195,108
Northern Oil and Gas, Inc.*(a)	5,947	79,333
PDC Energy, Inc.*	2,069	106,512
Penn Virginia Corp.*(a)	17,460	82,062
Petroquest Energy, Inc.*	8,276	32,773
Pioneer Energy Services Corp.*	28,736	190,232
SEACOR Holdings, Inc.(a)	5,716	474,714
Stone Energy Corp.*(a)	10,778	237,439
Swift Energy Co.*(a)	8,154	97,766
Tesco Corp.*	20,368	269,876
TETRA Technologies, Inc.*	21,455	220,128
Total Energy		4,563,298

Food & Staples Retailing—3.3%
Andersons, Inc.	27,416	1,458,257
Casey’s General Stores, Inc.(a)	31,203	1,877,173
Nash Finch Co.	47,039	1,035,328
Spartan Stores, Inc.	37,639	694,063
Total Food & Staples Retailing		5,064,821

Food, Beverage & Tobacco—3.1%
Alliance One International, Inc.*	151,440	575,472
B&G Foods, Inc., Class A	5,395	183,700
Boston Beer Co., Inc., Class A*(a)	1,189	202,891
Calavo Growers, Inc.(a)	5,717	155,445
Cal-Maine Foods, Inc.	6,802	316,361
Darling International, Inc.*(a)	23,690	442,055
Diamond Foods, Inc.*(a)	12,274	254,686
Hain Celestial Group, Inc.*(a)	5,984	388,780
J&J Snack Foods Corp.	3,240	252,072
Sanderson Farms, Inc.	10,390	690,104
Seneca Foods Corp., Class A*	10,126	310,666
Snyders-Lance, Inc.(a)	15,528	441,150
TreeHouse Foods, Inc.*	9,083	595,300
Total Food, Beverage & Tobacco		4,808,682

Health Care Equipment & Services—9.5%
Abaxis, Inc.(a)	1,197	56,869
Abiomed, Inc.*(a)	1,618	34,884
Air Methods Corp.(a)	6,152	208,430
Align Technology, Inc.*(a)	4,506	166,902
Almost Family, Inc.	4,659	88,521
Amedisys, Inc.*(a)	29,152	338,746
AMN Healthcare Services, Inc.*	18,443	264,104
Amsurg Corp.*(a)	7,359	258,301
Analogic Corp.	2,073	150,977
Bio-Reference Labs, Inc.*(a)	6,259	179,946
Cantel Medical Corp.	3,324	112,584
Centene Corp.*(a)	50,576	2,653,217
Chemed Corp.(a)	5,429	393,222
Computer Programs & Systems, Inc.	1,238	60,835

Investments	Shares	Value
CONMED Corp.	6,406	$200,123
Corvel Corp.*	4,062	118,895
Cross Country Healthcare, Inc.*	24,937	128,675
CryoLife, Inc.	5,841	36,565
Cyberonics, Inc.*(a)	1,437	74,667
Cynosure, Inc., Class A*(a)	1,745	45,335
Ensign Group, Inc.	6,416	225,972
Gentiva Health Services, Inc.*	39,719	395,601
Greatbatch, Inc.*	5,257	172,377
Haemonetics Corp.*(a)	4,830	199,721
Hanger, Inc.*(a)	8,246	260,821
HealthStream, Inc.*	1,116	28,257
Healthways, Inc.*	11,755	204,302
ICU Medical, Inc.*(a)	1,385	99,803
Integra LifeSciences Holdings Corp.*(a)	6,264	229,450
Invacare Corp.	19,142	274,879
IPC The Hospitalist Co., Inc.*	3,015	154,850
Kindred Healthcare, Inc.*	132,427	1,738,767
Landauer, Inc.	1,058	51,112
LHC Group, Inc.*	7,762	151,980
Magellan Health Services, Inc.*	15,710	881,017
Medidata Solutions, Inc.*(a)	1,081	83,723
Meridian Bioscience, Inc.(a)	2,171	46,677
Merit Medical Systems, Inc.*	9,646	107,553
Molina Healthcare, Inc.*(a)	44,593	1,657,968
MWI Veterinary Supply, Inc.*	4,867	599,809
Natus Medical, Inc.*	6,015	82,105
Neogen Corp.*(a)	1,161	64,505
NuVasive, Inc.*(a)	7,266	180,124
Omnicell, Inc.*	4,638	95,311
PharMerica Corp.*	28,784	398,946
Quality Systems, Inc.(a)	6,469	121,035
SurModics, Inc.*	630	12,606
Symmetry Medical, Inc.*	14,051	118,309
West Pharmaceutical Services, Inc.	5,308	372,940
Total Health Care Equipment & Services		14,582,318

Household & Personal Products—0.4%
Central Garden and Pet Co., Class A*	15,055	103,879
Inter Parfums, Inc.	5,919	168,810
Medifast, Inc.*	3,526	90,830
Prestige Brands Holdings, Inc.*	4,425	128,945
WD-40 Co.	1,679	91,472
Total Household & Personal Products		583,936

Insurance—2.4%
AMERISAFE, Inc.	2,871	92,992
eHealth, Inc.*	1,852	42,077
Employers Holdings, Inc.	6,658	162,788
Horace Mann Educators Corp.	10,830	264,035
Infinity Property & Casualty Corp.	6,242	373,022
Meadowbrook Insurance Group, Inc.	32,938	264,492
Navigators Group, Inc.*	4,387	250,235
ProAssurance Corp.(a)	3,983	207,753
RLI Corp.(a)	2,582	197,291
Safety Insurance Group, Inc.	4,036	195,786
Selective Insurance Group, Inc.(a)	20,380	469,148
Stewart Information Services Corp.(a)	19,087	499,889
Tower Group International, Ltd.	24,745	507,520
United Fire Group, Inc.	7,994	198,491
Total Insurance		3,725,519

The accompanying notes are an integral part of these financial statements.

29

Schedule of Investments — continued

RevenueShares Small Cap Fund

June 30, 2013

Investments	Shares	Value
Materials—7.1%
A. Schulman, Inc.	20,542	$550,936
A.M. Castle & Co.*(a)	18,580	292,821
AK Steel Holding Corp.*(a)	174,748	531,234
AMCOL International Corp.(a)	8,195	259,700
American Vanguard Corp.	3,659	85,730
Balchem Corp.(a)	2,067	92,498
Buckeye Technologies, Inc.(a)	6,366	235,797
Calgon Carbon Corp.*	8,920	148,786
Century Aluminum Co.*	34,731	322,304
Clearwater Paper Corp.*(a)	10,638	500,624
Deltic Timber Corp.	861	49,783
Globe Specialty Metals, Inc.	8,513	92,536
H.B. Fuller Co.(a)	13,368	505,444
Hawkins, Inc.	2,537	99,932
Haynes International, Inc.	3,370	161,322
Headwaters, Inc.*	17,241	152,411
Innophos Holdings, Inc.	4,862	229,341
Kaiser Aluminum Corp.(a)	5,811	359,933
KapStone Paper and Packaging Corp.(a) 9,665		388,340
Koppers Holdings, Inc.	6,404	244,505
Kraton Performance Polymers, Inc.*(a) 17,922		379,946
LSB Industries, Inc.*	5,798	176,317
Materion Corp.	11,068	299,832
Myers Industries, Inc.	14,051	210,906
Neenah Paper, Inc.	6,842	217,370
Olympic Steel, Inc.	14,006	343,147
OM Group, Inc.*	14,707	454,740
Ph Glatfelter Co.	16,362	410,686
PolyOne Corp.(a)	30,394	753,163
Quaker Chemical Corp.	3,188	197,688
RTI International Metals, Inc.*	6,978	193,360
Schweitzer-Mauduit
International, Inc.(a)	4,407	219,821
Stepan Co.(a)	8,853	492,315
Stillwater Mining Co.*(a)	5,029	54,012
SunCoke Energy, Inc.*	33,942	475,867
Texas Industries, Inc.*(a)	2,792	181,871
Tredegar Corp.	9,294	238,856
Wausau Paper Corp.	17,797	202,886
Zep, Inc.	10,578	167,450
Total Materials		10,974,210

Media—1.6%
Arbitron, Inc.(a)	2,838	131,825
Digital Generation, Inc.*(a)	12,633	93,105
E.W. Scripps Co., Class A*	15,426	240,337
Harte-Hanks, Inc.	24,279	208,800
Live Nation Entertainment, Inc.*(a)	111,678	1,731,009
Total Media		2,405,076

Pharmaceuticals, Biotechnology & Life Sciences—1.4%
Acorda Therapeutics, Inc.*(a)	2,566	84,652
Affymetrix, Inc.*(a)	21,872	97,112
Akorn, Inc.*(a)	5,509	74,482
Arqule, Inc.*	3,945	9,152
Cambrex Corp.*	5,173	72,267
Cubist Pharmaceuticals, Inc.*(a)	5,250	253,575
Emergent Biosolutions, Inc.*	5,040	72,677
Hi-Tech Pharmacal Co., Inc.(a)	2,038	67,662
Impax Laboratories, Inc.*(a)	8,630	172,168

Investments	Shares	Value
Luminex Corp.*	2,664	$54,905
Medicines Co.*(a)	4,629	142,388
Momenta Pharmaceuticals, Inc.*	880	13,253
PAREXEL International Corp.*(a)	9,827	451,452
Questcor Pharmaceuticals, Inc.	3,324	151,109
Salix Pharmaceuticals Ltd.*(a)	3,311	219,023
Spectrum Pharmaceuticals, Inc.(a)	7,977	59,508
ViroPharma, Inc.*(a)	3,664	104,974
Total Pharmaceuticals, Biotechnology
& Life Sciences		2,100,359

Real Estate Investment Trusts—1.5%
Acadia Realty Trust	1,784	44,047
Associated Estates Realty Corp.	6,212	99,889
Cedar Realty Trust, Inc.	6,722	34,820
Colonial Properties Trust	4,688	113,075
Cousins Properties, Inc.(a)	4,546	45,915
DiamondRock Hospitality Co.	23,216	216,373
EastGroup Properties, Inc.(a)	1,140	64,148
Epr Properties	1,713	86,112
Franklin Street Properties Corp.	3,443	45,448
Getty Realty Corp.	1,272	26,267
Government Properties Income Trust(a)	2,393	60,351
Healthcare Realty Trust, Inc.	3,453	88,051
Inland Real Estate Corp.	4,358	44,539
Kite Realty Group Trust	5,031	30,337
LaSalle Hotel Properties	9,564	236,231
Lexington Realty Trust	8,071	94,269
LTC Properties, Inc.	666	26,007
Medical Properties Trust, Inc.(a)	4,006	57,366
Mid-America Apartment
Communities, Inc.(a)	2,402	162,784
Parkway Properties, Inc.	3,816	63,956
Pennsylvania Real Estate Investment
Trust(a)	6,146	116,036
Post Properties, Inc.	2,176	107,690
PS Business Parks, Inc.	1,546	111,575
Sabra Health Care REIT, Inc.(a)	1,110	28,982
Saul Centers, Inc.	1,421	63,178
Sovran Self Storage, Inc.(a)	995	64,466
Tanger Factory Outlet Centers(a)	2,882	96,432
Universal Health Realty Income Trust	570	24,584
Urstadt Biddle Properties, Inc., Class A	1,202	24,244
Total Real Estate Investment Trusts		2,277,172

Real Estate Management & Development—0.0%
Forestar Group, Inc.*	3,004	60,260

Retailing—10.9%
Big 5 Sporting Goods Corp.	11,793	258,856
Blue Nile, Inc.*	3,115	117,685
Brown Shoe Co., Inc.	34,983	753,184
Buckle, Inc.	5,673	295,109
Cato Corp., Class A	9,869	246,330
Children’s Place Retail Stores, Inc.*(a)	8,687	476,048
Christopher & Banks Corp.*	18,136	122,237
Finish Line, Inc., Class A(a)	17,487	382,266
Francesca’s Holdings Corp.*(a)	2,364	65,696
Fred’s, Inc., Class A	31,383	486,123
Genesco, Inc.*	9,432	631,850
Group 1 Automotive, Inc.(a)	32,738	2,106,036
Haverty Furniture Cos., Inc.	7,541	173,518

The accompanying notes are an integral part of these financial statements.

30

Schedule of Investments — continued

RevenueShares Small Cap Fund

June 30, 2013

Investments	Shares	Value
Retailing (continued)
Hibbett Sports, Inc.*(a)	3,789	$210,289
Jos. A. Bank Clothiers, Inc.*(a)	6,880	284,282
Kirkland’s, Inc.*	6,484	111,849
Lithia Motors, Inc., Class A	17,728	945,080
Lumber Liquidators Holdings, Inc.*(a)	2,884	224,577
MarineMax, Inc.*	11,806	133,762
Men’s Wearhouse, Inc.	17,457	660,747
Monro Muffler Brake, Inc.(a)	3,956	190,086
Nutrisystem, Inc.	9,623	113,359
OfficeMax, Inc.	162,579	1,663,183
Pep Boys-Manny, Moe & Jack*	46,042	533,166
PetMed Express, Inc.(a)	4,657	58,678
Pool Corp.(a)	10,080	528,293
rue21, Inc.*	5,286	219,950
Select Comfort Corp.*(a)	9,596	240,476
Sonic Automotive, Inc., Class A(a)	104,247	2,203,782
Stage Stores, Inc.	18,072	424,692
Stein Mart, Inc.	27,503	375,416
Tuesday Morning Corp.*	20,819	215,893
Vitamin Shoppe, Inc.*(a)	5,781	259,220
VOXX International Corp., Class A*	16,437	201,682
Zale Corp.*	80,102	728,928
Zumiez, Inc.*(a)	5,334	153,352
Total Retailing		16,795,680

Semiconductors & Semiconductor Equipment—1.8%
Advanced Energy Industries, Inc.*	6,885	119,868
ATMI, Inc.*(a)	4,566	107,986
Brooks Automation, Inc.	13,137	127,823
Cabot Microelectronics Corp.*	3,563	117,615
Ceva, Inc.*	767	14,849
Cirrus Logic, Inc.*(a)	5,473	95,011
Cohu, Inc.	5,097	63,713
Diodes, Inc.*(a)	7,197	186,906
DSP Group, Inc.*	5,048	41,949
Entropic Communications, Inc.*	20,056	85,639
Exar Corp.*	2,905	31,287
GT Advanced Technologies, Inc.*(a)	29,166	121,039
Hittite Microwave Corp.*(a)	1,583	91,814
Kopin Corp.*	4,299	15,949
Kulicke & Soffa Industries, Inc.*	18,080	199,965
Micrel, Inc.	6,671	65,909
Microsemi Corp.*(a)	12,189	277,300
MKS Instruments, Inc.(a)	5,622	149,208
Monolithic Power Systems, Inc.	2,326	56,080
Nanometrics, Inc.*	2,620	38,435
Pericom Semiconductor Corp.*	5,123	36,476
Power Integrations, Inc.(a)	2,289	92,842
Rubicon Technology, Inc.*(a)	2,307	18,479
Rudolph Technologies, Inc.*	4,612	51,654
Sigma Designs, Inc.*	8,885	44,869
STR Holdings, Inc.*(a)	8,301	18,843
Supertex, Inc.	710	16,976
Tessera Technologies, Inc.	2,733	56,846
TriQuint Semiconductor, Inc.*(a)	30,363	210,416
Ultratech, Inc.*	2,048	75,203
Veeco Instruments, Inc.*(a)	3,455	122,376
Volterra Semiconductor Corp.*	3,104	43,828
Total Semiconductors &
Semiconductor Equipment		2,797,153

Investments	Shares	Value
Software & Services—4.1%
Blackbaud, Inc.(a)	3,992	$130,019
Blucora, Inc.*(a)	6,418	118,990
Bottomline Technologies, Inc.*	2,369	59,912
CACI International, Inc., Class A*(a)	16,540	1,050,125
Cardtronics, Inc.*	7,165	197,754
CIBER, Inc.*	64,582	215,704
comScore, Inc.*	2,967	72,365
CSG Systems International, Inc.*	9,103	197,535
Dealertrack Technologies, Inc.*(a)	3,325	117,805
Dice Holdings, Inc.*	5,754	52,994
Digital River, Inc.*	5,760	108,115
Ebix, Inc.(a)	2,754	25,502
EPIQ Systems, Inc.	8,022	108,056
Exlservice Holdings, Inc.*	3,890	114,988
Forrester Research, Inc.	2,395	87,873
Heartland Payment Systems, Inc.(a)	15,815	589,109
Higher One Holdings, Inc.*(a)	4,692	54,615
iGate Corp.*	7,685	126,188
Interactive Intelligence Group, Inc.*(a)	1,574	81,218
j2 Global, Inc.(a)	2,784	118,348
Liquidity Services, Inc.*(a)	4,399	152,513
LivePerson, Inc.*	4,839	43,333
LogMeIn, Inc.*	1,449	35,443
Manhattan Associates, Inc.*	1,536	118,518
MAXIMUS, Inc.(a)	4,021	299,484
MicroStrategy, Inc., Class A*	1,997	173,659
Monotype Imaging Holdings, Inc.	1,676	42,587
Netscout Systems, Inc.*	3,511	81,947
NIC, Inc.(a)	3,651	60,351
OpenTable, Inc.*(a)	923	59,026
Perficient, Inc.*	6,677	89,071
Progress Software Corp.*(a)	4,748	109,252
QuinStreet, Inc.*(a)	11,603	100,134
Sourcefire, Inc.*(a)	1,381	76,715
Stamps.com, Inc.*	1,055	41,556
Synchronoss Technologies, Inc.*(a)	2,411	74,428
Take-Two Interactive Software, Inc.*(a) 12,325		184,505
Tangoe, Inc.*(a)	7,421	114,506
TeleTech Holdings, Inc.*(a)	12,828	300,560
Tyler Technologies, Inc.*(a)	1,684	115,438
United Online, Inc.	29,987	227,301
VASCO Data Security
International, Inc.*	5,036	41,849
Virtusa Corp.*	3,450	76,452
XO Group, Inc.*	3,046	34,115
Total Software & Services		6,279,958

Technology Hardware & Equipment—8.9%
Agilysys, Inc.*	4,078	46,041
Anixter International, Inc.*(a)	22,014	1,668,881
ARRIS Group, Inc.*(a)	25,159	361,032
Avid Technology, Inc.*	17,081	100,436
Badger Meter, Inc.	2,130	94,891
Bel Fuse, Inc., Class B	5,301	71,298
Benchmark Electronics, Inc.*	32,336	649,954
Black Box Corp.	10,955	277,381
CalAmp Corp.*	1,724	25,170
Checkpoint Systems, Inc.*	13,114	186,088
Cognex Corp.(a)	2,158	97,585
Coherent, Inc.	3,833	211,083

The accompanying notes are an integral part of these financial statements.

31

Schedule of Investments — continued

RevenueShares Small Cap Fund

June 30, 2013

Investments	Shares	Value
Technology Hardware & Equipment (continued)
Comtech Telecommunications Corp.	4,056	$109,066
CTS Corp.	12,685	173,023
Daktronics, Inc.	12,994	133,318
Digi International, Inc.*	5,296	49,624
DTS, Inc.*	1,272	26,178
Electro Scientific Industries, Inc.	5,658	60,880
Electronics For Imaging, Inc.*	6,142	173,757
FARO Technologies, Inc.*	2,384	80,627
FEI Co.	3,406	248,604
Harmonic, Inc.*	21,351	135,579
Insight Enterprises, Inc.*	75,510	1,339,547
Intermec, Inc.*	21,564	211,974
Intevac, Inc.*(a)	3,925	22,215
Ixia*(a)	7,087	130,401
Littelfuse, Inc.	2,687	200,477
Measurement Specialties, Inc.*	2,126	98,923
Mercury Systems, Inc.*(a)	7,008	64,614
Methode Electronics, Inc.	8,644	147,034
MTS Systems Corp.	2,748	155,537
NETGEAR, Inc.*(a)	10,133	309,462
Newport Corp.*	10,955	152,603
Oplink Communications, Inc.*	2,536	44,050
OSI Systems, Inc.*(a)	3,986	256,778
Park Electrochemical Corp.	2,045	49,100
PC-Tel, Inc.	3,253	27,585
Plexus Corp.*(a)	20,759	620,487
Procera Networks, Inc.*	1,108	15,213
QLogic Corp.*	15,640	149,988
Radisys Corp.*	14,720	70,803
Rofin-Sinar Technologies, Inc.*	5,389	134,402
Rogers Corp.*	3,028	143,285
ScanSource, Inc.*	23,606	755,392
Super Micro Computer, Inc.*	18,653	198,468
Symmetricom, Inc.*	13,770	61,827
Synaptics, Inc.*(a)	4,094	157,865
SYNNEX Corp.*(a)	64,417	2,723,551
TTM Technologies, Inc.*	20,257	170,159
ViaSat, Inc.*(a)	4,110	293,701
Total Technology Hardware
& Equipment		13,685,937

Telecommunication Services—0.6%
Atlantic Tele-Network, Inc.	4,075	202,364
Cbeyond, Inc.*	16,427	128,788
Cincinnati Bell, Inc.*	30,285	92,672
General Communication, Inc.,
Class A*	23,695	185,532
Lumos Networks Corp.(a)	3,274	55,985
NTELOS Holdings Corp.	7,843	129,096
USA Mobility, Inc.	4,498	61,038
Total Telecommunication Services		855,475

Investments	Shares	Value
Transportation—2.9%
Allegiant Travel Co.(a)	2,631	$278,860
Arkansas Best Corp.	34,968	802,516
Atlas Air Worldwide Holdings, Inc.*(a)	9,795	428,629
Forward Air Corp.	4,229	161,886
Heartland Express, Inc.(a)	10,308	142,972
HUB Group, Inc., Class A*(a)	24,577	895,094
Knight Transportation, Inc.(a)	14,830	249,441
Old Dominion Freight Line, Inc.*(a)	13,617	566,739
SkyWest, Inc.	63,348	857,732
Total Transportation		4,383,869

Utilities—2.7%
ALLETE, Inc.	5,599	279,110
American States Water Co.(a)	2,569	137,878
Avista Corp.(a)	15,757	425,754
El Paso Electric Co.	6,758	238,625
Laclede Group, Inc.	6,106	278,800
New Jersey Resources Corp.(a)	10,924	453,674
Northwest Natural Gas Co.(a)	4,626	196,512
NorthWestern Corp.	7,355	293,465
Piedmont Natural Gas Co., Inc.	9,185	309,902
South Jersey Industries, Inc.	3,256	186,927
Southwest Gas Corp.	10,767	503,788
UIL Holdings Corp.(a)	11,095	424,384
UNS Energy Corp.	8,844	395,592
Total Utilities		4,124,411

Total Common Stocks
(Cost $113,199,907)		153,375,431
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—29.6%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.07% (b)
(Cost $45,423,813)	45,423,813	45,423,813
Total Investments—129.6%
(Cost $158,623,720)		198,799,244
Liabilities in Excess of Other Assets—(29.6)%		(45,358,000)
Net Assets—100.0%		$153,441,244

REIT – Real Estate Investment Trusts

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $43,046,269; total market value of collateral held by the Fund was $45,423,813.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

32

Schedule of Investments

RevenueShares Financials Sector Fund

June 30, 2013

Investments	Shares	Value
COMMON STOCKS—99.9%
Capital Markets—9.9%
Ameriprise Financial, Inc.	2,589	$209,398
Bank of New York Mellon Corp.	10,829	303,753
BlackRock, Inc.	720	184,932
Charles Schwab Corp.(a)	5,204	110,481
E*Trade Financial Corp.*(a)	3,605	45,639
Franklin Resources, Inc.	1,030	140,101
Goldman Sachs Group, Inc.	5,322	804,952
Invesco Ltd.	2,730	86,814
Legg Mason, Inc.(a)	1,600	49,616
Morgan Stanley	26,267	641,703
Northern Trust Corp.	1,464	84,766
State Street Corp.	3,123	203,651
T. Rowe Price Group, Inc.	866	63,348
Total Capital Markets		2,929,154

Commercial Banks—13.0%
BB&T Corp.	6,713	227,437
Comerica, Inc.	1,455	57,953
Fifth Third Bancorp	7,944	143,389
Huntington Bancshares, Inc.	8,131	64,072
KeyCorp	9,120	100,685
M&T Bank Corp.	938	104,822
PNC Financial Services Group, Inc.	4,901	357,381
Regions Financial Corp.	13,446	128,140
SunTrust Banks, Inc.	7,234	228,377
U.S. Bancorp	12,988	469,516
Wells Fargo & Co.	46,268	1,909,480
Zions Bancorporation(a)	1,852	53,486
Total Commercial Banks		3,844,738

Consumer Finance—5.2%
American Express Co.	9,480	708,725
Capital One Financial Corp.	8,184	514,037
Discover Financial Services	3,918	186,654
SLM Corp.	5,618	128,427
Total Consumer Finance		1,537,843

Diversified Financial Services—21.9%
Bank of America Corp.	156,821	2,016,718
Citigroup, Inc.	37,773	1,811,971
CME Group, Inc., Class A	769	58,429
IntercontinentalExchange, Inc.*	153	27,197
JPMorgan Chase & Co.	41,107	2,170,039
Leucadia National Corp.	6,825	178,951
Moody’s Corp.	934	56,909
NASDAQ OMX Group, Inc.	1,917	62,858
NYSE Euronext	1,848	76,507
Total Diversified Financial Services		6,459,579

Insurance—45.8%
ACE Ltd.	4,164	372,595
Aflac, Inc.	9,164	532,612
Allstate Corp.	14,619	703,466
American International Group, Inc.*	30,713	1,372,871
AON PLC	3,670	236,164
Assurant, Inc.	3,444	175,334
Berkshire Hathaway, Inc., Class B*	30,438	3,406,621
Chubb Corp.	3,228	273,250
Cincinnati Financial Corp.	1,866	85,649
Genworth Financial, Inc., Class A*	18,117	206,715
Hartford Financial Services Group, Inc.	19,181	593,077
Lincoln National Corp.	6,756	246,391
Loews Corp.	6,691	297,080

Investments	Shares	Value
Marsh & McLennan Cos., Inc.	6,164	$246,067
MetLife, Inc.	32,093	1,468,576
Principal Financial Group, Inc.	4,964	185,902
Progressive Corp.	14,206	361,117
Prudential Financial, Inc.	24,388	1,781,056
Torchmark Corp.	1,161	75,628
Travelers Cos., Inc.	6,396	511,168
Unum Group	7,624	223,917
XL Group PLC	4,767	144,535
Total Insurance		13,499,791

Media—0.4%
McGraw Hill Financial, Inc.	2,189	116,433

Paper & Forest Products—0.5%
Weyerhaeuser Co.	5,531	157,578

Real Estate Investment Trusts—2.5%
American Tower Corp.	802	58,682
Apartment Investment &
Management Co., Class A	762	22,890
AvalonBay Communities, Inc.	171	23,070
Boston Properties, Inc.	358	37,758
Equity Residential	803	46,622
HCP, Inc.	888	40,351
Health Care REIT, Inc.	629	42,162
Host Hotels & Resorts, Inc.	6,726	113,468
Kimco Realty Corp.	893	19,137
Macerich Co. (The)	310	18,901
Plum Creek Timber Co., Inc.(a)	587	27,395
Prologis, Inc.	1,106	41,718
Public Storage	258	39,559
Simon Property Group, Inc.	618	97,595
Ventas, Inc.	755	52,442
Vornado Realty Trust(a)	701	58,078
Total Real Estate Investment Trusts		739,828

Real Estate Management & Development—0.5%
CBRE Group, Inc., Class A*	5,986	139,833

Thrifts & Mortgage Finance—0.2%
Hudson City Bancorp, Inc.	3,879	35,532
People’s United Financial, Inc.	1,960	29,204
Total Thrifts & Mortgage Finance		64,736

Total Common Stocks
(Cost $26,866,252)		29,489,513
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—1.0%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.07% (b)
(Cost $280,929)	280,929	280,929
Total Investments—100.9%
(Cost $27,147,181)		29,770,442
Liabilities in Excess of Other Assets—(0.9)%		(261,155
Net Assets—100.0%		29,509,287

PLC – Public Limited Company REIT – Real Estate Investment Trust

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $274,038; total market value of collateral held by the Fund was $280,929.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

33

Schedule of Investments

RevenueShares Adr Fund

June 30, 2013

Investments	Shares	Value
COMMON STOCKS—97.9%
Automobiles & Components—6.5%
Honda Motor Co. Ltd.(a)	11,547	$430,126
Magna International, Inc.	1,736	123,638
Toyota Motor Corp.(a)	8,337	1,005,942
Total Automobiles & Components		1,559,706

Banks—12.0%
Banco Bilbao Vizcaya Argentaria SA(a)(b)	12,256	103,073
Banco Bradesco SA(a)	22,618	294,260
Banco de Chile(a)	198	17,242
Banco Santander Chile(a)	775	18,949
Banco Santander SA(a)(b)	29,869	193,252
Bancolombia SA(a)	410	23,165
Bank of Montreal(b)	1,370	79,501
Bank of Nova Scotia	1,895	101,477
Barclays PLC(a)	10,999	188,303
Canadian Imperial Bank of Commerce	877	62,249
Credicorp Ltd.	125	15,995
HSBC Holdings PLC(a)	5,025	260,798
Itau Unibanco Holding SA(a)	17,813	230,144
KB Financial Group, Inc.(a)	32	948
Lloyds Banking Group PLC*(a)	59,908	230,047
Mitsubishi UFJ Financial
Group, Inc.(a)(b)	34,814	216,195
Mizuho Financial Group, Inc.(a)	31,199	128,852
National Bank of Greece SA*(a)	6,360	21,942
Royal Bank of Canada	2,284	133,180
Royal Bank of Scotland
Group PLC*(a)(b)	16,948	142,533
Shinhan Financial Group Co., Ltd.(a)	119	3,871
Sumitomo Mitsui Financial
Group, Inc.(a)	16,956	156,334
Toronto-Dominion Bank	1,478	118,787
Westpac Banking Corp.(a)	1,205	158,927
Total Banks		2,900,024

Capital Goods—3.1%
ABB Ltd.*(a)	6,948	150,494
Embraer SA(a)	616	22,724
Koninklijke Philips Electronics NV	4,186	113,818
Kubota Corp.(a)	646	47,022
Nidec Corp.(a)	2,017	35,338
Siemens AG(a)	3,659	370,693
Total Capital Goods		740,089

Consumer Durables & Apparel—1.5%
Gildan Activewear, Inc.	195	7,900
Luxottica Group S.p.A.(a)	668	33,774
Sony Corp.(a)	15,059	319,100
Total Consumer Durables & Apparel		360,774

Consumer Services—0.3%
Carnival PLC(a)(b)	1,695	59,427
Intercontinental Hotels Group PLC(a)	250	6,867
Tim Hortons, Inc.	221	11,963
Total Consumer Services		78,257

Diversified Financials—3.5%
Credit Suisse Group AG*(a)(b)	5,632	149,023
Deutsche Bank AG	5,539	232,361
ING Groep NV*(a)	21,598	196,326
Nomura Holdings, Inc.(a)(b)	11,558	85,991
ORIX Corp.(a)	327	22,344

Investments	Shares	Value
UBS AG*(b)	8,738	$148,109
Total Diversified Financials		834,154

Energy—35.7%
BP PLC(a)	28,652	1,195,934
Cameco Corp.	397	8,202
Canadian Natural Resources Ltd.	1,939	54,796
Cenovus Energy, Inc.	2,155	61,461
China Petroleum & Chemical Corp.(a)	13,061	1,195,081
CNOOC Ltd.(a)	872	146,043
Ecopetrol SA(a)(b)	3,344	140,649
Enbridge, Inc.	2,313	97,308
Encana Corp.	948	16,059
Enerplus Corp.(b)	274	4,052
ENI SpA(a)	14,300	586,872
Imperial Oil Ltd.(b)	2,951	112,758
Penn West Petroleum Ltd.	824	8,718
PetroChina Co. Ltd.(a)	11,205	1,240,057
Petroleo Brasileiro SA, Class A(a)	33,718	494,306
Royal Dutch Shell PLC, Class A(a)	13,539	863,788
Royal Dutch Shell PLC, Class B(a)	13,106	868,535
Statoil ASA(a)	20,310	420,214
Suncor Energy, Inc.	4,796	141,434
Talisman Energy, Inc.(b)	2,081	23,786
Tenaris SA(a)(b)	1,030	41,478
Total SA(a)	17,463	850,448
TransCanada Corp.	685	29,530
Total Energy		8,601,509

Food & Staples Retailing—0.8%
Cencosud SA(a)(b)	5,188	77,301
Delhaize Group SA(a)	1,730	106,983
Total Food & Staples Retailing		184,284

Food, Beverage & Tobacco—2.8%
Anheuser-Busch InBev NV(a)	1,643	148,297
BRF—Brasil Foods SA(a)	2,653	57,596
British American Tobacco PLC(a)	856	88,117
Diageo PLC(a)	577	66,326
Fomento Economico Mexicano
SAB de CV(a)	709	73,162
Unilever NV	3,148	123,748
Unilever PLC(a)	3,080	124,586
Total Food, Beverage & Tobacco		681,832

Health Care Equipment & Services—0.5%
Catamaran Corp.*	841	40,974
Fresenius Medical Care AG & Co.
KGaA(a)	1,535	54,139
Smith & Nephew PLC(a)	268	15,032
Total Health Care Equipment & Services		110,145

Insurance—5.0%
Aegon NV, Class G	28,497	192,640
Aviva PLC(a)(b)	24,863	258,824
China Life Insurance Co. Ltd.(a)	6,749	235,405
Manulife Financial Corp.(b)	7,514	120,374
Prudential PLC(a)(b)	10,011	327,560
Sun Life Financial, Inc.(b)	2,497	73,961
Total Insurance		1,208,764

The accompanying notes are an integral part of these financial statements.

34

Schedule of Investments — continued

RevenueShares Adr Fund

June 30, 2013

Investments	Shares	Value
Materials—5.9%
Agnico-Eagle Mines Ltd.	245	$6,747
Agrium, Inc.	706	61,394
ArcelorMittal(b)	25,808	289,050
Barrick Gold Corp.	2,947	46,386
BHP Billiton Ltd.(a)	2,241	129,216
BHP Billiton PLC(a)	2,469	126,586
Cemex SAB de CV*(a)	5,454	57,703
Cia de Minas Buenaventura SA(a)	326	4,812
Cia Siderurgica Nacional SA(a)(b)	10,469	28,999
CRH PLC(a)	4,471	90,806
Eldorado Gold Corp.	668	4,128
Gerdau SA(a)	12,293	70,193
Goldcorp, Inc.	730	18,053
IAMGOLD Corp.	1,198	5,187
Kinross Gold Corp.	2,916	14,872
POSCO(a)	1,703	110,831
Potash Corp. of Saskatchewan, Inc.	783	29,856
Randgold Resources Ltd.(a)	75	4,804
Rio Tinto PLC(a)(b)	4,489	184,408
Silver Wheaton Corp.	146	2,872
Sociedad Quimica y Minera
de Chile SA(a)	231	9,332
Southern Copper Corp.(b)	846	23,367
Syngenta AG(a)	705	54,891
Teck Resources Ltd., Class B(b)	1,667	35,624
Yamana Gold, Inc.	840	7,988
Total Materials		1,418,105

Media—0.9%
Grupo Televisa SAB(a)	873	21,685
Pearson PLC(a)	1,648	29,516
Reed Elsevier NV(a)	549	18,183
Reed Elsevier PLC(a)(b)	399	18,206
Shaw Communications, Inc., Class B	854	20,522
Thomson Reuters Corp.	1,505	49,018
WPP PLC(a)	727	62,078
Total Media		219,208

Pharmaceuticals, Biotechnology & Life Sciences—3.0%
AstraZeneca PLC(a)	2,058	97,343
Elan Corp. PLC*(a)	167	2,361
GlaxoSmithKline PLC(a)	3,073	153,558
Novartis AG(a)	3,025	213,898
Novo Nordisk A/S(a)	333	51,605
QIAGEN NV*(b)	249	4,957
Sanofi(a)	3,160	162,772
Shire PLC(a)	184	17,500
Valeant Pharmaceuticals
International, Inc.*	170	14,634
Total Pharmaceuticals, Biotechnology
& Life Sciences		718,628

Investments	Shares	Value
Real Estate—0.3%
Brookfield Asset Management, Inc.,
Class A	2,203	$79,352

Semiconductors & Semiconductor Equipment—0.5%
Advantest Corp.(a)	439	7,196
ARM Holdings PLC(a)(b)	95	3,437
ASML Holding NV, Class G	272	21,515
STMicroelectronics NV, Class Y	3,288	29,559
Taiwan Semiconductor Manufacturing
Co. Ltd.(a)	3,563	65,274
Total Semiconductors &
Semiconductor Equipment		126,981

Software & Services—0.3%
SAP AG(a)	1,068	77,783

Technology Hardware & Equipment—2.5%
Alcatel-Lucent*(a)	38,686	70,408
Canon, Inc.(a)	4,860	159,748
Kyocera Corp.(a)	572	58,201
Nokia OYJ*(a)(b)	37,124	138,844
Research In Motion Ltd.*(b)	4,273	44,738
Telefonaktiebolaget LM Ericsson(a)	10,909	123,054
Total Technology Hardware & Equipment		594,993

Telecommunication Services—10.9%
America Movil SAB de CV, Series R(a)	11,460	249,255
BCE, Inc.	1,780	73,016
BT Group PLC(a)	2,348	110,332
China Mobile Ltd.(a)	6,971	360,889
Chunghwa Telecom Co. Ltd.(a)	778	24,982
France Telecom SA(a)	21,063	199,045
Nippon Telegraph & Telephone Corp.(a)	20,225	526,052
NTT DoCoMo, Inc.(a)	13,964	218,537
Oi SA(a)	29,326	52,787
Portugal Telecom SGPS SA(a)(b)	7,432	29,208
Rogers Communications, Inc., Class B	1,061	41,591
Telecom Italia SpA(a)	19,614	136,317
Telefonica SA*(a)	22,193	284,292
TELUS Corp.(b)	1,235	36,050
Vodafone Group PLC(a)	9,757	280,416
Total Telecommunication Services		2,622,769

Transportation—0.5%
Canadian National Railway Co.	393	38,227
Canadian Pacific Railway Ltd.	181	21,970
Latam Airlines Group SA(a)	2,695	45,519
Ryanair Holdings PLC(a)	472	24,322
Total Transportation		130,038

The accompanying notes are an integral part of these financial statements.

35

Schedule of Investments — continued

RevenueShares Adr Fund

June 30, 2013

Investments	Shares	Value
Utilities—1.4%
Cia Energetica de Minas Gerais(a)(b)	3,663	$32,857
CPFL Energia SA(a)	1,562	28,569
Empresa Nacional de Electricidad SA(a)	413	18,242
Enersis SA(a)	3,185	52,107
National Grid PLC(a)	1,497	84,835
TransAlta Corp.	623	8,548
Veolia Environnement SA(a)	10,937	124,791
Total Utilities		349,949

Total Common Stocks
(Cost $25,560,925)		23,597,344
PREFERRED STOCKS—1.0%
Food, Beverage & Tobacco—0.3%
Cia de Bebidas das Americas(a)	1,762	65,811

Materials—0.7%
Vale SA, Class B(a)	13,832	168,197

Utilities—0.0%
Cia Paranaense de Energia-Copel
Preference B(a)	1,104	13,711

Total Preferred Stocks
(Cost $407,044)		247,719
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—10.3%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.07%(c)
(Cost $2,483,240)	2,483,240	2,483,240
Total Investments—109.2%
(Cost $28,451,209)		26,328,303
Liabilities in Excess of Other Assets—(9.2)%		(2,210,671)
Net Assets—100.0%		$24,117,632

Country	Value	% of Net Assets
Australia	$288,143	1.2%
Belgium	255,280	1.0
Brazil	1,560,155	6.5
Canada	2,043,861	8.5
Chile	238,692	1.0
China	1,475,462	6.1
Colombia	163,814	0.7
Denmark	51,605	0.2
Finland	138,844	0.6
France	1,407,465	5.8
Germany	734,976	3.0
Greece	21,942	0.1
Hong Kong	1,702,013	7.0
Ireland	134,990	0.6
Italy	756,963	3.1
Japan	3,416,978	14.2
Jersey Islands	4,804	0.0 †
Luxembourg	330,528	1.4
Mexico	401,805	1.7
Netherlands	2,403,509	10.0
Norway	420,214	1.7
Peru	20,807	0.1
Portugal	29,208	0.1
South Korea	115,650	0.5
Spain	580,618	2.4
Sweden	123,054	0.5
Switzerland	745,974	3.1
Taiwan	90,256	0.4
United Kingdom	4,115,069	17.1
United States	2,555,624	10.6
Total Investments	26,328,303	109.2
Liabilities in Excess of
Other Assets	(2,210,671)	(9.2)
Net Assets	$24,117,632	100.0%

†	Less than 0.05%

PLC – Public Limited Company

*	Non-income producing security (a) American Depositary Receipt
(b)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $2,395,121; total market value of collateral held by the Fund was $2,483,240.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

36

Schedule of Investments

RevenueShares Navellier Overall A-100 Fund

June 30, 2013

Investments	Shares	Value
COMMON STOCKS—99.9%
Automobiles & Components—0.8%
Standard Motor Products, Inc.	902	$30,975
Winnebago Industries, Inc.*	940	19,730
Total Automobiles & Components		50,705

Banks—1.8%
BofI Holding, Inc.*	629	28,821
Farmers Capital Bank Corp.*	475	10,303
Fidelity Southern Corp.*(a)	2,091	25,865
First M&F Corp.	674	10,656
Home Loan Servicing Solutions Ltd.	449	10,762
MutualFirst Financial, Inc.	698	9,842
Pulaski Financial Corp.	1,036	9,894
Waterstone Financial, Inc.*	1,288	13,086
Total Banks		119,229

Capital Goods—1.4%
Coleman Cable, Inc.	1,476	26,657
Middleby Corp.*	217	36,909
Pike Electric Corp.	2,374	29,200
Total Capital Goods		92,766

Commercial & Professional Services—1.6%
Barrett Business Services, Inc.	507	26,471
Huron Consulting Group, Inc.*(a)	577	26,681
Mobile Mini, Inc.*	536	17,768
Portfolio Recovery Associates, Inc.*	210	32,262
Total Commercial & Professional Services		103,182

Consumer Durables & Apparel—9.0%
Libbey, Inc.*	1,167	27,973
Luxottica Group S.p.A.(b)	2,605	131,709
Nautilus, Inc.*	4,567	39,687
Whirlpool Corp.	3,463	396,029
Total Consumer Durables & Apparel		595,398

Consumer Services—2.7%
Carriage Services, Inc.	711	12,051
Cracker Barrel Old Country Store, Inc.(a)	765	72,415
Monarch Casino & Resort, Inc.*	744	12,544
Nathan’s Famous, Inc.*	202	10,555
Service Corp. International	3,768	67,937
Total Consumer Services		175,502

Diversified Financials—2.2%
CBOE Holdings, Inc.	496	23,133
Financial Engines, Inc.(a)	283	12,902
MarketAxess Holdings, Inc.	285	13,324
Nelnet, Inc., Class A	933	33,672
Ocwen Financial Corp., Class A*	838	34,542
Regional Management Corp.*	469	11,725
Virtus Investment Partners, Inc.*	74	13,044
Total Diversified Financials		142,342

Investments	Shares	Value
Energy—16.0%
CVR Energy, Inc.	2,237	$106,034
Delek US Holdings, Inc.	4,398	126,574
Marathon Petroleum Corp.	5,432	385,998
Tesoro Corp.(a)	8,283	433,367
Total Energy		1,051,973

Food, Beverage & Tobacco—9.4%
Flowers Foods, Inc.	4,590	101,210
General Mills, Inc.	8,606	417,649
Green Mountain Coffee
Roasters, Inc.*(a)	1,318	98,929
Total Food, Beverage & Tobacco		617,788

Health Care Equipment & Services—3.5%
Addus HomeCare Corp.*	700	13,818
AMN Healthcare Services, Inc.*	1,991	28,511
Medidata Solutions, Inc.*(a)	193	14,948
Providence Service Corp. (The)*	1,316	38,283
ResMed, Inc.(a)	764	34,479
Team Health Holdings, Inc.*(a)	2,432	99,882
Total Health Care Equipment & Services		229,921

Household & Personal Products—0.5%
Female Health Co. (The)	933	9,199
Inter Parfums, Inc.	804	22,930
Total Household & Personal Products		32,129

Insurance—4.7%
Arch Capital Group Ltd.*	2,110	108,475
Axis Capital Holdings Ltd.	2,260	103,463
HCC Insurance Holdings, Inc.	1,173	50,568
HCI Group, Inc.	958	29,430
Universal Insurance Holdings, Inc.	2,062	14,599
Total Insurance		306,535

Materials—5.5%
American Pacific Corp.*	480	13,608
CaesarStone Sdot—Yam Ltd.*	553	15,058
Chase Corp.	563	12,589
Packaging Corp. of America	2,103	102,963
Rock-Tenn Co., Class A	2,172	216,939
Total Materials		361,157

Media—9.3%
Fisher Communications, Inc.	142	5,833
Lions Gate Entertainment Corp.*(a)	2,567	70,516
Reed Elsevier NV(b)	861	28,516
Reed Elsevier PLC(a)(b)	653	29,796
Time Warner, Inc.	8,219	475,223
Total Media		609,884

The accompanying notes are an integral part of these financial statements.

37

Schedule of Investments — continued

RevenueShares Navellier Overall A-100 Fund

June 30, 2013

Investments	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—14.6%
Amgen, Inc.	2,251	$222,084
China Biologic Products, Inc.*	190	4,360
Covance, Inc.*(a)	864	65,785
Gilead Sciences, Inc.*	4,843	248,010
ICON PLC*	1,019	36,103
Jazz Pharmaceuticals PLC*	363	24,949
Lannett Co., Inc.*	1,017	12,112
Santarus, Inc.*(a)	1,615	33,996
Thermo Fisher Scientific, Inc.	3,663	310,000
Total Pharmaceuticals, Biotechnology
& Life Sciences		957,399

Real Estate—1.3%
China HGS Real Estate, Inc.*(a)	1,013	8,904
Geo Group, Inc. (The)	1,265	42,947
Redwood Trust, Inc.	1,188	20,196
Select Income REIT(a)	417	11,693
Total Real Estate		83,740

Real Estate Investment Trusts—0.1%
Medical Properties Trust, Inc.(a)	411	5,886

Retailing—2.1%
Big 5 Sporting Goods Corp.	1,439	31,586
Conn’s, Inc.*(a)	567	29,348
Lumber Liquidators Holdings, Inc.*(a)	494	38,468
Overstock.com, Inc.*(a)	1,336	37,675
Total Retailing		137,077

Semiconductors & Semiconductor Equipment—0.6%
Cree, Inc.*	615	39,274

Software & Services—3.7%
Bitauto Holdings Ltd.* (a)(b)	1,057	11,595
Fleetcor Technologies, Inc.*	460	37,398
NIC, Inc.(a)	841	13,902
Perion Network Ltd.*	840	9,618
Reis, Inc.*	1,342	24,814
Tyler Technologies, Inc.*(a)	431	29,545
Yahoo!, Inc.*	4,768	119,724
Total Software & Services		246,596

Investments	Shares	Value
Technology Hardware & Equipment—1.0%
Alliance Fiber Optic Products, Inc.	400	$8,004
CalAmp Corp.*	2,307	33,682
Methode Electronics, Inc.	1,387	23,593
Silicom Ltd.	56	1,920
Total Technology Hardware & Equipment		67,199

Telecommunication Services—5.4%
SK Telecom Co. Ltd.(b)	17,659	359,007

Transportation—2.3%
Allegiant Travel Co.	332	35,189
Copa Holdings SA, Class A	395	51,792
Grupo Aeroportuario del Centro
Norte S.A.B. de CV*(b)	858	22,463
Grupo Aeroportuario del Pacifico
S.A.B. de CV(b)	424	21,552
Grupo Aeroportuario del Sureste
S.A.B. de CV(b)	205	22,804
Total Transportation		153,800

Utilities—0.4%
American States Water Co.(a)	451	24,205

Total Common Stocks
(Cost $6,221,330)		6,562,694
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—15.6%
Dreyfus Institutional Preferred
Money Market Fund—
Prime Shares, 0.07% (c)
(Cost $1,024,538)	1,024,538	1,024,538
Total Investments—115.5%
(Cost $7,245,868)		7,587,232
Liabilities in Excess of Other Assets—(15.5)%		(1,017,247)
Net Assets—100.0%		$6,569,985

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security
(a)	All or a portion of the security was on loan. The aggregate market value of the securities on loan was $996,171; total market value of collateral held by the Fund was $1,024,538.
(b)	American Depositary Receipt
(c)	Rate shown represents annualized 7-day yield as of June 30, 2013.

The accompanying notes are an integral part of these financial statements.

38

Statements of Assets and Liabilities

June 30, 2013

RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund

ASSETS:
Investments at value (including securities on loan) (Note 5)[1]	$220,617,788	$179,895,415	$198,799,244	$29,770,442	$26,328,303	$7,587,232
Cash	943,942	2,400,370	—	26,681	122,015	12,055
Receivables:
Dividends	209,954	107,379	306,919	12,955	154,815	24,111
Capital shares sold	—	—	—	1,967,286	—	—
Investment securities sold	62,728	10,628,135	3,885,362	—	—	174
Securities lending income, net (Note 2)	1,253	5,506	7,705	15	1,166	65
Reclaims	—	—	—	—	41,126	99
Prepaid expenses	7,086	6,896	7,085	5,819	5,897	5,974

Total Assets	221,842,751	193,043,701	203,006,315	31,783,198	26,653,322	7,629,710

LIABILITIES:
Payables:
Investment of cash collateral
for securities on loan
(Note 2)	39,675,886	56,306,534	45,423,813	280,929	2,483,240	1,024,538
Due to custodian	—	—	13,601	—	—	—
Capital shares payable	—	6,022	—	—	—	—
Investment securities purchased	—	13,048,706	4,003,743	1,964,356	15,919	10,298
Advisory fees (Note 3)	32,275	27,720	32,933	2,458	964	1,266
Compliance Officer fees	3,097	2,377	2,496	809	1,177	797
Trustees fees	3,373	2,431	2,763	1,367	500	1,462
Other accrued expenses	102,960	84,810	85,722	23,992	33,890	21,364

Total Liabilities	39,817,591	69,478,600	49,565,071	2,273,911	2,535,690	1,059,725

NET ASSETS	$182,025,160	$123,565,101	$153,441,244	$29,509,287	$24,117,632	$6,569,985

NET ASSETS CONSIST OF:
Paid-in capital	$137,494,716	$95,461,806	$113,897,749	$28,287,975	$29,970,289	$6,507,265
Undistributed net investment income	754,270	272,297	360,340	36,799	262,179	78,900
Accumulated net realized gain (loss) on investments	(3,398,995)	(750,486)	(992,369)	(1,438,748)	(3,991,930)	(357,544)
Net unrealized appreciation
(depreciation) on
Investments	47,175,169	28,581,484	40,175,524	2,623,261	(2,122,906)	341,364

NET ASSETS	$182,025,160	$123,565,101	$153,441,244	$29,509,287	$24,117,632	$6,569,985

Shares outstanding
(unlimited number of
shares of beneficial
interest authorized,
without par value)	5,801,400	3,251,400	3,501,400	750,000	700,000	150,000
Net asset value, per share	31.38	$38.00	$43.82	$39.35	$34.45	$43.80

Investment at cost	$173,442,619	$151,313,931	$158,623,720	$27,147,181	$28,451,209	$7,245,868

[1] Market value of
securities on loan:	$38,522,440	$54,861,999	$43,046,269	$274,038	$2,395,121	$996,171

The accompanying notes are an integral part of these financial statements.

39

Statements of Operations

Year Ended June 30, 2013

	RevenueShares Large Cap Fund	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund	RevenueShares Financials Sector Fund	RevenueShares ADR Fund	RevenueShares Navellier Overall A-100 Fund

INVESTMENT INCOME:
Dividend income	$3,924,113	$1,723,239	$1,885,799	$200,755	$1,044,746	$198,153
Foreign withholding tax	(8,431)	—	—	—	(106,377)	(5,029)
Securities lending income,
net (Note 2)	29,314	251,052	95,330	88	13,430	1,963

Total Income	3,944,996	1,974,291	1,981,129	200,843	951,799	195,087

EXPENSES:
Advisory fees (Note 3)	734,364	576,016	646,194	56,087	171,774	44,236
BNY Fund Services fees	252,833	198,677	221,344	24,880	61,927	16,869
Professional fees	74,770	57,347	63,274	19,153	25,354	17,619
Compliance Officer fees	34,516	26,949	28,757	9,880	12,958	9,500
Printing and Postage	34,447	32,127	34,441	3,978	13,114	5,042
Trustees fees	15,241	11,194	12,194	2,087	2,691	1,998
NYSE Calculation fees	5,947	5,948	5,947	6,064	5,947	6,025
NYSE Listing fees	4,951	4,950	4,950	4,954	4,955	2,495
Other Expenses	8,235	6,518	6,020	1,846	3,482	1,876

Total Expenses	1,165,304	919,726	1,023,121	128,929	302,202	105,660

Less expense waivers and
reimbursements (Note 3)	(365,663)	(297,629)	(325,232)	(67,857)	(161,920)	(61,424)

Net Expenses	799,641	622,097	697,889	61,072	140,282	44,236

Net Investment Income	3,145,355	1,352,194	1,283,240	139,771	811,517	150,851

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on
Investments	1,389,271	(410,190)	109,786	(512,195)	(1,621,201)	1,178,377
Net realized gain on in-kind
redemptions	4,672,230	13,032,580	1,602,188	294,686	612,064	35,932

Total net realized gain (loss)	6,061,501	12,622,390	1,711,974	(217,509)	(1,009,137)	1,214,309
Net change in unrealized
appreciation (depreciation)
on investments	28,706,563	14,220,744	32,237,520	4,301,291	2,860,112	(288,549)

Net realized and unrealized gain on investments	34,768,064	26,843,134	33,949,494	4,083,782	1,850,975	925,760

Net Increase in Net Assets Resulting From
Operations	$37,913,419	$28,195,328	$35,232,734	$4,223,553	$2,662,492	$1,076,611

The accompanying notes are an integral part of these financial statements.

40

Statements of Changes in Net Assets

	RevenueShares Large Cap Fund		RevenueShares Mid Cap Fund		RevenueShares Small Cap Fund
	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2013	Year Ended June 30, 2012

OPERATIONS:
Net investment income	$3,145,355	$2,849,300	$1,352,194	$991,878	$1,283,240	$694,560
Net realized gain (loss)
on investments and
in-kind redemptions	6,061,501	7,447,148	12,622,390	7,661,493	1,711,974	5,526,394
Net change in unrealized
appreciation (depreciation)
on investments	28,706,563	(9,224,638)	14,220,744	(13,900,467)	32,237,520	(13,168,974)

Net increase (decrease) in
net assets resulting from
operations	37,913,419	1,071,810	28,195,328	(5,247,096)	35,232,734	(6,948,020)

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(3,079,803)	(2,947,099)	(1,079,903)	(955,245)	(1,172,877)	(525,064)
Realized gains	—	—	(460,717)	(3,004,099)	(474,726)	—

Total distributions
to shareholders	(3,079,803)	(2,947,099)	(1,540,620)	(3,959,344)	(1,647,603)	(525,064)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	10,107,207	4,872,841	21,289,708	15,756,545	15,785,481	19,561,410
Cost of shares redeemed	(19,199,413)	(48,014,378)	(46,936,774)	(28,227,159)	(5,530,374)	(33,504,188)

Net increase (decrease) in
net assets resulting from
shareholder transactions	(9,092,206)	(43,141,537)	(25,647,066)	(12,470,614)	10,255,107	(13,942,778)

Increase (Decrease) in
net assets	25,741,410	(45,016,826)	1,007,642	(21,677,054)	43,840,238	(21,415,862)

NET ASSETS:
Beginning of year	156,283,750	201,300,576	122,557,459	144,234,513	109,601,006	131,016,868

End of year	$182,025,160	$156,283,750	$123,565,101	$122,557,459	$153,441,244	$109,601,006

Undistributed net investment
income (loss) included in
net assets at end of year	$754,270	$688,718	$272,297	$—	$360,340	$249,977

CHANGES IN SHARES
OUTSTANDING:
Shares outstanding,
beginning of year	6,201,400	8,051,400	4,101,400	4,551,400	3,251,400	3,801,400
Shares sold	350,000	200,000	600,000	550,000	400,000	550,000
Shares redeemed	(750,000)	(2,050,000)	(1,450,000)	(1,000,000)	(150,000)	(1,100,000)

Shares outstanding,
end of year	5,801,400	6,201,400	3,251,400	4,101,400	3,501,400	3,251,400

The accompanying notes are an integral part of these financial statements.

41

Statements of Changes in Net Assets — concluded

	RevenueShares Financials Sector Fund		RevenueShares ADR Fund		RevenueShares Navellier Overall A-100 Fund
	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2013	Year Ended June 30, 2012	Year Ended June 30, 2013	Year Ended June 30, 2012

OPERATIONS:
Net investment income	$139,771	$85,120	$811,517	$1,268,326	$150,851	$111,601
Net realized gain (loss) on
investments and in-kind
redemptions	(217,509)	(964,070)	(1,009,137)	(211,384)	1,214,309	(671,187)
Net change in unrealized
appreciation (depreciation)
on investments	4,301,291	(270,013)	2,860,112	(11,591,153)	(288,549)	(307,826)

Net increase (decrease) in net
assets resulting from
operations	4,223,553	(1,148,963)	2,662,492	(10,534,211)	1,076,611	(867,412)

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	(116,947)	(98,921)	(695,468)	(1,906,146)	(84,688)	(101,716)
Realized gains	—	—	—	(280,536)	—	(110,327)

Total distributions
to shareholders	(116,947)	(98,921)	(695,468)	(2,186,682)	(84,688)	(212,043)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	17,282,827	1,326,786	—	—	—	5,602,571
Cost of shares redeemed	(1,547,478)	(2,291,797)	(14,436,425)	(22,408,571)	(2,007,397)	(7,433,585)

Net increase (decrease) in
net assets resulting from
shareholder transactions	15,735,349	(965,011)	(14,436,425)	(22,408,571)	(2,007,397)	(1,831,014)

Increase (Decrease) in
net assets	19,841,955	(2,212,895)	(12,469,401)	(35,129,464)	(1,015,474)	(2,910,469)

NET ASSETS:
Beginning of year	9,667,332	11,880,227	36,587,033	71,716,497	7,585,459	10,495,928

End of year	$29,509,287	$9,667,332	$24,117,632	$36,587,033	$6,569,985	$7,585,459

Undistributed net investment
income (loss) included in
net assets at end of year	$36,799	$13,975	$259,276	$142,122	$78,900	$12,737

CHANGES IN SHARES
OUTSTANDING:
Shares outstanding,
beginning of year	350,000	400,000	1,150,000	1,800,000	200,000	250,000
Shares sold	450,000	50,000	—	—	—	150,000
Shares redeemed	(50,000)	(100,000)	(450,000)	(650,000)	(50,000)	(200,000)

Shares outstanding,
end of year	750,000	350,000	700,000	1,150,000	150,000	200,000

The accompanying notes are an integral part of these financial statements.

42

Financial Highlights

RevenueShares Large Cap Fund

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2013	2012	2011	2010	2009[1]

Per Share Operating Performance:
Net asset value, beginning of year	$25.20	$25.00	$19.40	$16.63	$22.87

Net investment income[2]	0.54[6]	0.41	0.39	0.29	0.33
Net realized and unrealized gain (loss)
on investments	6.17	0.21[5]	5.57	2.74	(6.34)

Total gain (loss) from investment operations	6.71	0.62	5.96	3.03	(6.01)

Less Distributions from:
Net investment income	(0.53)	(0.42)	(0.36)	(0.26)	(0.23)

Net asset value, end of year	$31.38	$25.20	$25.00	$19.40	$16.63

Total Return at Net Asset Value[3]	26.98%	2.59%	30.97%	18.21%	(26.27)%
Total Return at Market Value[3]	26.86%	2.57%	30.94%	17.99%	(26.52)%

Ratios/Supplemental Data:
Net assets, end of year (000’s) omitted	$182,025	$156,284	$201,301	$138,721	$53,233
Ratio to average net assets of:
Expenses, net of expense waivers
and reimbursements	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers
and reimbursements	0.71%	0.75%	0.73%	0.85%	1.89%
Net investment income, net of waivers
and reimbursements	1.93%[6]	1.72%	1.68%	1.44%	2.05%
Portfolio turnover rate[4]	23.47%	29.05%	12.73%	6.72%	23.67%

[1]	On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[5]	The amount of net gain from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the year.
[6]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.85%.

The accompanying notes are an integral part of these financial statements.

43

Financial Highlights — continued

RevenueShares Mid Cap Fund

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2013	2012	2011	2010	2009[1]

Per Share Operating Performance:
Net asset value, beginning of year	$29.88	$31.69	$23.04	$18.84	$24.17

Net investment income[2]	0.39[5]	0.23	0.18	0.17	0.18
Net realized and unrealized gain (loss)
on investments	8.18	(1.15)	8.64	4.18	(5.36)

Total gain (loss) from investment operations	8.57	(0.92)	8.82	4.35	(5.18)

Less Distributions from:
Net investment income	(0.31)	(0.22)	(0.17)	(0.15)	(0.15)
Realized gains	(0.14)	(0.67)	—	—	—

Total distributions	(0.45)	(0.89)	(0.17)	(0.15)	(0.15)

Net asset value, end of year	$38.00	$29.88	$31.69	$23.04	$18.84

Total Return at Net Asset Value[3]	28.95%	(2.72)%	38.40%	23.07%	(21.39)%
Total Return at Market Value[3]	29.25%	(2.80)%	38.42%	22.86%	(21.71)%

Ratios/Supplemental Data:
Net assets, end of year (000’s) omitted	$123,565	$122,557	$144,235	$100,270	$30,166
Ratio to average net assets of:
Expenses, net of expense waivers and
reimbursements	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses, prior to expense waivers and
reimbursements	0.80%	0.82%	0.81%	0.89%	2.02%
Net investment income, net of waivers
and reimbursements	1.17%[5]	0.77%	0.61%	0.71%	1.12%
Portfolio turnover rate[4]	44.42%	55.02%	38.03%	14.51%	35.25%

[1]	On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[5]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.03%.

The accompanying notes are an integral part of these financial statements.

44

Financial Highlights — continued

RevenueShares Small Cap Fund

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2013	2012	2011	2010	2009[1]

Per Share Operating Performance:
Net asset value, beginning of year	$33.71	$34.47	$25.41	$20.04	$23.35

Net investment income[2]	0.38[5]	0.20	0.14	0.07	0.11
Net realized and unrealized gain (loss)
on investments	10.22	(0.81)	9.06	5.35	(3.32)

Total gain (loss) from investment operations	10.60	(0.61)	9.20	5.42	(3.21)

Less Distributions from:
Net investment income	(0.35)	(0.15)	(0.14)	(0.05)	(0.10)
Realized gains	(0.14)	—	—	—	—

Total distributions	(0.49)	(0.15)	(0.14)	(0.05)	(0.10)

Net asset value, end of year	$43.82	$33.71	$34.47	$25.41	$20.04

Total Return at Net Asset Value[3]	31.74%	(1.75)%	36.26%	27.07%	(13.67)%
Total Return at Market Value[3]	31.53%	(1.67)%	36.10%	26.88%	(13.67)%

Ratios/Supplemental Data:
Net assets, end of year (000’s) omitted	$153,441	$109,601	$131,017	$109,319	$32,099
Ratio to average net assets of:
Expenses, net of expense waivers and
reimbursements	0.54%	0.54%	0.54%	0.54%	0.54%
Expenses, prior to expense waivers and
reimbursements	0.79%	0.84%	0.83%	0.89%	2.20%
Net investment income, net of waivers
and reimbursements	0.99%[5]	0.61%	0.44%	0.25%	0.62%
Portfolio turnover rate[4]	39.39%	47.80%	33.72%	16.33%	32.38%

[1]	On November 6, 2008, there was a 2 for 1 stock split. Historical per share amounts have been adjusted to reflect the 2 for 1 split on a retroactive basis.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[5]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.12 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.69%.

The accompanying notes are an integral part of these financial statements.

45

Financial Highlights — continued

RevenueShares Financials Sector Fund

For a share outstanding throughout each period presented.

	Year Ended June 30,				For the Period November 10, 2008[1] Through June 30, 2009
	2013	2012	2011	2010

Per Share Operating Performance:
Net asset value, beginning of period	$27.62	$29.70	$27.30	$22.36	$25.00

Net investment income[2]	0.38[6]	0.26	0.46	0.15	0.19
Net realized and unrealized gain (loss)
on investments	11.71	(2.05)	2.41	4.96	(2.69)

Total gain (loss) from investment operations	12.09	(1.79)	2.87	5.11	(2.50)

Less Distributions from:
Net investment income	(0.36)	(0.29)	(0.47)	(0.17)	(0.14)

Net asset value, end of period	$39.35	$27.62	$29.70	$27.30	$22.36

Total Return at Net Asset Value[3]	44.09%	(5.95)%	10.40%	22.87%	(9.87)%
Total Return at Market Value[3]	44.24%	(5.93)%	10.29%	23.00%	(10.03)%

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$29,509	$9,667	$11,880	$24,572	$5,590
Ratio to average net assets of:
Expenses, net of expense waivers and
reimbursements	0.49%	0.49%	0.49%	0.49%	0.49%[5]
Expenses, prior to expense waivers and
reimbursements	1.03%	1.29%	1.03%	1.11%	3.14%[5]
Net investment income, net of waivers
and reimbursements	1.12%[6]	0.98%	1.52%	0.51%	1.60%[5]
Portfolio turnover rate[4]	20.20%	26.17%	15.99%	1.76%	19.26%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/ waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[5]	Annualized for periods less than one year.
[6]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.11%.

The accompanying notes are an integral part of these financial statements.

46

Financial Highlights — continued

RevenueShares Adr Fund

For a share outstanding throughout each period presented.

	Year Ended June 30,				For the Period November 18, 2008[1] Through June 30, 2009
	2013	2012	2011	2010

Per Share Operating Performance:
Net asset value, beginning of period	$31.81	$39.84	$30.74	$30.09	$25.00

Net investment income[2]	0.97[6]	1.00	0.96	1.07	0.58
Net realized and unrealized gain (loss)
on investments	2.47	(7.47)	9.01	0.40	4.68

Total gain (loss) from investment operations	3.44	(6.47)	9.97	1.47	5.26

Less Distributions from:
Net investment income	(0.80)	(1.33)	(0.87)	(0.68)	(0.17)
Realized gains	—	(0.23)	—	(0.14)	—

Total distributions	(0.80)	(1.56)	(0.87)	(0.82)	(0.17)

Net asset value, end of period	$34.45	$31.81	$39.84	$30.74	$30.09

Total Return at Net Asset Value[3]	10.87%	(16.30)%	32.89%	4.64%	21.15%
Total Return at Market Value[3]	10.76%	(16.32)%	32.90%	4.55%	21.18%

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$24,118	$36,587	$71,716	$47,641	$7,522
Ratio to average net assets of:
Expenses, net of expense waivers and
reimbursements	0.49%	0.49%	0.49%	0.49%	0.49%[5]
Expenses, prior to expense waivers and
reimbursements	1.06%	1.05%	0.99%	1.08%	3.52%[5]
Net investment income, net of waivers
and reimbursements	2.83%[6]	2.97%	2.55%	3.06%	3.79%[5]
Portfolio turnover rate[4]	21.02%	35.04%	37.11%	45.80%	82.02%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/ waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[5]	Annualized for periods less than one year.
[6]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.003 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.82%.

The accompanying notes are an integral part of these financial statements.

47

Financial Highlights — concluded

RevenueShares Navellier Overall A-100 Fund

For a share outstanding throughout each period presented.

	Year Ended June 30,				For the Period January 21, 2009[1] Through June 30, 2009
	2013	2012	2011	2010

Per Share Operating Performance:
Net asset value, beginning of period	$37.93	$41.98	$29.68	$27.52	$25.00

Net investment income[2]	0.86[6]	0.44	0.39	0.10	0.09
Net realized and unrealized gain (loss)
on investments	5.49	(3.67)	12.32	2.61	2.52

Total gain (loss) from investment operations	6.35	(3.23)	12.71	2.71	2.61

Less Distributions from:
Net investment income	(0.48)	(0.38)	(0.41)	(0.07)	(0.09)
Realized gains	—	(0.44)	—	(0.48)	—

Total distributions	(0.48)	(0.82)	(0.41)	(0.55)	(0.09)

Net asset value, end of period	$43.80	$37.93	$41.98	$29.68	$27.52

Total Return at Net Asset Value[3]	16.79%	(7.61)%	43.05%	9.70%	10.48%
Total Return at Market Value[3]	16.77%	(7.93)%	43.22%	9.81%	10.69%

Ratios/Supplemental Data:
Net assets, end of period (000’s) omitted	$6,570	$7,585	$10,496	$10,388	$5,504
Ratio to average net assets of:
Expenses, net of expense waivers and
reimbursements	0.60%	0.60%	0.60%	0.60%	0.60%[5]
Expenses, prior to expense waivers and
reimbursements	1.43%	1.42%	1.60%	1.40%	3.72%[5]
Net investment income, net of waivers
and reimbursements	2.05%[6]	1.18%	1.06%	0.32%	0.81%[5]
Portfolio turnover rate[4]	224.74%	154.06%	190.44%	182.12%	32.48%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/ waived by the Adviser. Prior to June 30, 2010, the total return at market value reported in these Financial Highlights was calculated based on the Fund’s closing price on the NYSE Arca.
[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
[5]	Annualized for periods less than one year.
[6]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.91%.

48

Notes to Financial Statements

1. Organization

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of six active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund are not diversified. Operations commenced on February 22, 2008 for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for the RevenueShares Financials Sector Fund, November 18, 2008 for the RevenueShares ADR Fund and January 21, 2009 for the RevenueShares Navellier Overall A-100 Fund.

The objective of the Funds (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund) is to outperform the total return performance of the Funds’ corresponding benchmarks (Standard & Poor’s (“S&P”) 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, S&P 500 Financials Index, S&P ADR Index, and the Navellier Overall A-100 Index, respectively).

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Distributions to Shareholders — Each Fund shareholder is entitled to their share of a Fund’s income and net realized gains on investments. Each Fund pays out substantially all of its net earnings to its shareholders as “distributions.” Income dividends, if any, are generally distributed to shareholders quarterly. Net capital gains are distributed at least annually.

Investment Income — Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the information is available after the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities loaned, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in

49

Notes to Financial Statements — continued

the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations. The value of loaned securities and related collateral outstanding at June 30, 2013 are shown in the Schedules of Investments and Statements of Assets and Liabilities. Therefore the value of the collateral held may be temporarily less than that required under the lending contract. As of June 30, 2013, the collateral consisted of an institutional money market fund and U.S. Treasury Notes.

Expenses — Expenses of the Trust which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Recent Accounting Pronouncements — In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities”(“ASU 2011-11”). These disclosures are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparisons between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASU 2011-11 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.

On January 31, 2013, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”). ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions. The disclosures are required irrespective of whether the transactions are offset in the statement of assets and liabilities. The effective date and transition of the disclosure requirements in ASU 2011-11 remain unchanged.

At this time, management is evaluating the implications of ASU 2011-11 and ASU 2013-01 and their impact on the Funds’ financial statements.

3. Advisory Fees, Servicing Fees and Other Fees and Expenses

VTL Associates, LLC (the “Adviser”) has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. For the services it provides to the Funds, the Adviser receives an advisory fee.

The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund pay the Adviser an annualized fee of 0.45%, 0.50%, 0.50%, 0.45%, 0.60% and 0.60% respectively, based upon each Fund’s daily net assets.

The Trust and the Adviser have entered into a written fee waiver and expense reimbursement agreement pursuant to which the Adviser has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the net annual fund operating expenses for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund from exceeding 0.49%, 0.54%, 0.54%, 0.49%, 0.49% and 0.60%, respectively, based upon each Fund’s daily net assets. Amounts waived and/or reimbursed pursuant to this agreement are not subject to subsequent recapture by the Adviser. This agreement will remain in effect and will be contractually binding until October 28, 2013, after which it may be terminated or revised.

50

Notes to Financial Statements — continued

For the year ended June 30, 2013, the Adviser waived and reimbursed the following fees:

Fund	Fees Waived and Reimbursed
RevenueShares Large Cap Fund	$365,663
RevenueShares Mid Cap Fund	297,629
RevenueShares Small Cap Fund	325,232
RevenueShares Financials Sector Fund	67,857
RevenueShares ADR Fund	161,920
RevenueShares Navellier Overall A-100 Fund	61,424

Pursuant to a Sub-Advisory Agreement between the Adviser and Index Management Solutions, LLC (the “Sub-Adviser”), an affiliate of the Adviser, the Sub-Adviser will be responsible for the day-to-day management of the Funds, subject to the supervision of the Adviser and the Board. In this regard, the Sub-Adviser will be responsible for implementing the investment strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Adviser and Sub-Adviser from time to time. Out of the advisory fee, the Adviser pays all fees and expenses of the Sub-Adviser.

The Bank of New York Mellon Corp. serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Distribution — Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Trust has adopted a distribution and services plan (“12b-1”) pursuant to rule 12b-1 under the 1940 Act. Each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Other Service Providers — Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Funds.

Neither the Distributor, FCS nor any of their officers or employees who serve as an officer of the Funds, has any role in determining the investment policies of, or which securities are to be purchased or sold by, the Trust or its Funds. Certain officers or employees of FCS are also officers of the Trust.

Licensing Fee Agreements — The Adviser has licensed each Fund to use certain trademarks that are owned by the Adviser. No fees were charged to the Funds for this license.

4. Creation and Redemption Transactions

As of June 30, 2013, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at NAV, only in large blocks typically consisting of 50,000 shares or more (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated basket of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

51

Notes to Financial Statements — continued

5. Fair Value Measurement

The authoritative guidance for fair value measurements and disclosures, Accounting Standards Codification™ Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of June 30, 2013 in valuing the Funds’ assets carried at fair value:

	Quoted Prices in Active Markets (Level 1)
Fund	Common Stock	Preferred Stock	Money Market Funds	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
RevenueShares Large Cap Fund	$180,941,902	$ —	$39,675,886	$ —	$ —	$220,617,788
RevenueShares Mid Cap Fund	123,588,881	—	56,306,534	—	—	179,895,415
RevenueShares Small Cap Fund	153,375,431	—	45,423,813	—	—	198,799,244
RevenueShares Financials
Sector Fund	29,489,513	—	280,929	—	—	29,770,442
RevenueShares ADR Fund	23,597,344	247,719	2,483,240	—	—	26,328,303
RevenueShares Navellier
Overall A-100 Fund	6,562,694	—	1,024,538	—	—	7,587,232

At June 30, 2013, the Funds did not hold any Level 2 or Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. At June 30, 2013, there were no transfers between Levels 1, 2, or 3, based on the valuation input Levels assigned to securities on June 30, 2012.

6. Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the year ended June 30, 2013 were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$38,295,368	$39,251,838
RevenueShares Mid Cap Fund	53,310,076	51,512,919
RevenueShares Small Cap Fund	50,893,714	51,199,909
RevenueShares Financials Sector Fund	2,624,972	2,588,468
RevenueShares ADR Fund	5,968,616	5,982,442
RevenueShares Navellier Overall A-100 Fund	16,320,258	16,272,367

52

Notes to Financial Statements — continued

For the year ended June 30, 2013, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
RevenueShares Large Cap Fund	$10,074,871	$19,142,121
RevenueShares Mid Cap Fund	16,401,020	44,410,023
RevenueShares Small Cap Fund	14,586,927	4,360,369
RevenueShares Financials Sector Fund	17,255,308	1,544,462
RevenueShares ADR Fund	—	14,418,641
RevenueShares Navellier Overall A-100 Fund	—	2,005,403

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

7. Trustee’s Fees

The Trust compensates each Trustee who is not an officer or employee of the Adviser. No Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust.

8. Federal Income Tax

The Funds intend to continue to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Internal Revenue Code”). If so qualified, the Funds will not be subject to Federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders.

At June 30, 2013, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
RevenueShares Large Cap Fund	$175,626,828	$48,498,221	$(3,507,261)	$44,990,960
RevenueShares Mid Cap Fund	152,593,289	28,601,591	(1,299,465)	27,302,126
RevenueShares Small Cap Fund	160,495,526	40,804,487	(2,500,769)	38,303,718
RevenueShares Financials Sector Fund	27,451,207	2,730,679	(411,444)	2,319,235
RevenueShares ADR Fund	28,936,594	1,966,220	(4,574,511)	(2,608,291)
RevenueShares Navellier Overall A-100 Fund	7,246,297	424,772	(83,837)	340,935

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of unrealized gains on passive foreign investment companies. At June 30, 2013, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Undistributed Capital and Other Loss	Net Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/ (Loss)
RevenueShares Large Cap Fund	$754,270	$(1,214,786)	$44,990,960	$44,530,444
RevenueShares Mid Cap Fund	272,297	528,872	27,302,126	28,103,295
RevenueShares Small Cap Fund	1,166,956	72,821	38,303,718	39,543,495
RevenueShares Financial Sector Fund	36,799	(1,134,722)	2,319,235	1,221,312
Revenueshares ADR Fund	271,862	(3,516,228)	(2,608,291)	(5,852,657)
RevenueShares Navellier Overall A-100 Fund	78,900	(357,115)	340,935	62,720

53

Notes to Financial Statements — continued

The tax character of distributions paid during the years ended June 30, 2013 and 2012 were as follows:

	2013		2012
Fund	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gain	Distributions Paid From Ordinary Income	Distributions Paid From Long-Term Capital Gain
RevenueShares Large Cap Fund	$3,079,803	$ —	$2,947,099	$ —
RevenueShares Mid Cap Fund	1,079,897	460,723	1,623,906	2,335,438
RevenueShares Small Cap Fund	1,209,977	437,626	525,064	—
RevenueShares Financials Sector Fund	116,947	—	98,921	—
RevenueShares ADR Fund	695,468	—	1,975,494	211,188
RevenueShares Navellier Overall A-100 Fund	84,688	—	144,914	67,129

At June 30, 2013, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains through the years indicated. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Capital Loss Available Through 2017	Capital Loss Available Through 2018	Capital Loss Available Through 2019	Short-Term Post-Effective No Expiration	Long-Term Post-Effective No Expiration	Total

RevenueShares Large Cap Fund	$ —	$711,581	$ —	$ —	$ 503,205	$1,214,786
RevenueShares Financial Sector Fund	52,317	21,626	78,535	148,177	727,637	1,028,292
RevenueShares ADR Fund	—	—	—	838,744	1,455,889	2,294,633
RevenueShares Navellier Overall A-100 Fund	—	—	—	357,115	—	357,115

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 ( the “Act”), The Act permits the Funds to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Post-October losses represent losses realized on investment transactions from November 1, 2012 through June 30, 2013, that, in accordance with Federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year. During the year ended June 30, 2013, the Funds incurred and will elect to defer net capital losses as follows:

Fund	Post-October Capital Losses
RevenueShares Mid Cap Fund	$ 278,827
RevenueShares Financial Sector Fund	106,430
RevenueShares ADR Fund	1,221,595

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of redemptions in kind. Results of operations and net assets were not affected by these reclassifications. At June 30, 2013, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss) on Investment	Paid -in- Capital
RevenueShares Large Cap Fund	$ —	$ (4,370,950)	$ 4,370,950
RevenueShares Mid Cap Fund	6	(11,907,209)	11,907,203
RevenueShares Small Cap Fund	—	(1,530,944)	1,530,944
RevenueShares Financial Sector Fund	—	(254,354)	254,354
Revenueshares ADR Fund	4,008	(232,813)	228,805
RevenueShares Navellier Overall A-100 Fund	—	(35,917)	35,917

54

Notes to Financial Statements — continued

Financial reporting rules prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize expenses accrued related to unrecognized interest expense and penalties in “Other” expense on the Statements of Operations. Management has determined that there is no impact resulting from the application of this interpretation to the Funds’ financial statements.

Financial reporting rules require management of the Funds to analyze all open tax years, fiscal years 2010-2013, as defined by IRS statute of limitations, for all major jurisdictions, including Federal tax authorities and certain state tax authorities. As of and during the year ended June 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

9. Risks

Concentration Risk

The RevenueShares Financials Sector Fund and the RevenueShares ADR Fund may be adversely affected by the performance of the securities in a particular industry and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry.

Non-Diversification Risk

Each of the RevenueShares Financials Sector, RevenueShares ADR and RevenueShares Navellier Overall A-100 Funds are non-diversified and, as a result, may have greater volatility than other diversified funds. Because a non-diversified fund may invest a larger percentage of its assets in securities of a single company than diversified funds, the performance of that company can have a substantial impact on a Fund’s Share price. Each Fund intends to maintain the required level of diversification so as to qualify as a “regulated investment company” for purposes of the Internal Revenue Code in order to avoid liability for Federal income tax to the extent that its earnings are distributed to shareholders. Compliance with diversification requirements of the Internal Revenue Code could limit the investment flexibility of a Fund.

Financial Sector Risk

Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition and adversely affected by natural disasters. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs).

ADR Risk

The RevenueShares ADR Fund holds the securities of foreign companies in the form of ADRs, global shares or, in the case of Canadian equities, ordinary shares. Global shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S and are represented by the same share certificate in both the U.S. and the home market. Global shares may also be eligible to list on exchanges in addition to the United States and home country. ADRs are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs are designed for use in the U.S. securities markets. Separate registrars in the United States and home country are maintained. In most cases, purchases occurring on a U.S. exchange would be reflected on the U.S. Registrar.

The underlying securities of the ADRs in the Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. dollar. Global shares may trade in their home market in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the ADR or global shares and, therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

55

Notes to Financial Statements — concluded

In addition, although the ADRs, global shares and ordinary shares in which the Fund invests are listed on major U.S. exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. The price at which the Fund’s securities may be sold and the value of the Fund’s Shares will be adversely affected if trading markets for the securities are limited or absent or if bid/ask spreads are wide.

Foreign Market Risk

Since global shares and the underlying securities of ADRs in the RevenueShares ADR Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the ADRs representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of the Fund.

10. Subsequent Events

On July 2, 2013, the Funds declared quarterly income dividends with an ex-date of July 3, 2013 and payable date of July 10, 2013. The income dividend per share for each Fund was as follows:

Fund	Income Dividend Per Share
RevenueShares Large Cap Fund	$0.13085
RevenueShares Mid Cap Fund	0.08479
RevenueShares Small Cap Fund	0.10411
RevenueShares Financials Sector Fund	0.05006
RevenueShares ADR Fund	0.37737
RevenueShares Navellier Overall A-100 Fund	0.52741

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that, except as set forth above, there are no material events that would require disclosure in the Funds’ financial statements through this date.

56

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of RevenueShares ETF Trust
and the Shareholders of the RevenueShares Large Cap Fund,
the RevenueShares Mid Cap Fund, the RevenueShares Small Cap Fund
the RevenueShares Financials Sector Fund, the RevenueShares ADR Fund
and the RevenueShares Navellier Overall A-100 Fund

We have audited the accompanying statements of assets and liabilities of the RevenueShares Large Cap Fund, the RevenueShares Mid Cap Fund, the RevenueShares Small Cap Fund, the RevenueShares Financials Sector Fund, the RevenueShares ADR Fund, and the RevenueShares Navellier Overall A-100 Fund (the “Funds”), each a series of shares of the RevenueShares ETF Trust, including the schedules of investments, as of June 30, 2013, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each year or period presented through the year ended June 30, 2011 have been audited by other auditors, whose report dated August 29, 2011, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2013 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund as of June 30, 2013, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia,Pennsylvania
August 28, 2013

57

Board Approval of Investment Advisory Agreements

At the January 9, 2013 meeting (the “January Meeting”) of the Board of Trustees (the “Board”) of the RevenueShares ETF Trust (the “Trust”), the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust, approved VTL Associates, LLC (the “Adviser”) to continue to serve as investment adviser to each series of the Trust (each a “Fund” and, collectively, the “Funds”) and approved the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Adviser and the Trust with respect to each Fund, upon the same terms and conditions set forth therein, for the period January 25, 2013 until January 24, 2014. In addition, the Board, including the Independent Trustees, approved Index Management Solutions, LLC (the “Sub-Adviser”) to continue to serve as sub-adviser to each Fund and approved the continuation of the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Investment Advisory Agreement, the “Advisory Agreements”) between the Adviser and the Sub-Adviser with respect to each Fund, upon the same terms and conditions set forth therein, for the period January 19, 2013 until January 18, 2014.

In connection with considering the continuation of the Advisory Agreements, the Independent Trustees met in executive sessions with independent counsel, who provided assistance and advice. The Board, including the Independent Trustees, evaluated the terms of the Advisory Agreements, reviewed the information provided by the Adviser and Sub-Adviser in connection with the consideration of continuing the Advisory Agreements and reviewed the duties and responsibilities of the Trustees in evaluating and approving their continuation.

In considering whether to approve the continuation of the Advisory Agreements for an additional year, the Board reviewed the materials provided for the November 19, 2012 meeting of the Board and the January Meeting (collectively, the “Meetings”) by the Adviser and Sub-Adviser, including: (i) a copy of the Investment Advisory Agreement with the Adviser and all amendments thereto; (ii) a copy of the Sub-Advisory Agreement with the Sub-Adviser; (iii) information describing the nature, quality, and extent of the services that the Adviser and Sub-Adviser provide and expect to provide to the Funds; (iv) information concerning the financial condition, businesses, operations and compliance programs of the Adviser and Sub-Adviser; and (v) a copy of the current Form ADV for each of the Adviser and Sub-Adviser. The Board also considered the information presented at Board meetings throughout the year. In addition, the Board received a report prepared by Lipper Inc. (“Lipper”) comparing the advisory fees, expenses and performance of the Funds that had commenced operations (the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund) (the “Operating Funds”) with the fees, expenses and performance of other exchange-traded funds (“ETFs”) with similar investment objectives and policies. The Board noted that eight Funds of the Trust are registered with the U.S. Securities and Exchange Commission (“SEC”) but have not yet commenced operations. It was noted that the Board would discuss the fee and expense structure of these Funds before they commence operations.

During its review of this information, the Board focused on and analyzed the factors that the Board deemed relevant, including: the nature, quality, and extent of the services provided and expected to be provided to each Fund by the Adviser and Sub-Adviser; the personnel and operations of the Adviser and Sub-Adviser; the investment performance of the Operating Funds; the profitability to the Adviser and Sub-Adviser under the Investment Advisory Agreement and Sub-Advisory Agreement, respectively; any “fall-out” benefits to the Adviser and Sub-Adviser (i.e., the ancillary benefits realized due to a relationship with the Trust); and possible conflicts of interest.

In considering the continuation of the Advisory Agreements, the Board, including the Independent Trustees, considered and discussed the following with respect to each Fund:

(a)	The nature, extent, and quality of services provided and expected to be provided to the Funds by the Adviser and Sub-Adviser; Personnel and operations of the Adviser and Sub-Adviser. The Board reviewed the services that the Adviser and Sub-Adviser provide and expect to provide to the Funds. The Board noted the responsibilities that the Adviser has as the Funds’ investment adviser, including: overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; ultimate responsibility, subject to oversight by the Board, for oversight of the Sub-Adviser as sub-adviser to the Trust; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; monitoring the Funds’ securities lending program; and implementation of Board directives as they relate to the Funds. The Board also noted the responsibilities that the Sub-Adviser has as the Funds’ sub-adviser, including implementation of the investment management program of each Fund, management of the day-to-day investment and reinvestment of the assets of each Fund, determining daily baskets of deposit securities and cash components, executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; and oversight of general portfolio compliance with relevant law.

58

Board Approval of Investment Advisory Agreements — continued

The Board reviewed the Adviser’s and Sub-Adviser’s experience, resources and strengths in managing the Funds, including the Adviser’s and Sub-Adviser’s personnel. Based on their consideration and review of the foregoing information, the Board determined that each Fund was likely to continue to benefit from the nature, quality, and extent of these services, as well as the Adviser’s and Sub-Adviser’s ability to render such services based on their experience, personnel, operations and resources.

(b)	Comparison of services provided and fees charged by the Adviser and Sub-Adviser and other investment advisers to similar clients. The Board then compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreement to contracts of other registered investment advisers providing services to similar ETFs. In particular, the Board compared each Operating Fund’s advisory fee and expense ratio to other investment companies considered to be in each Operating Fund’s peer group as chosen by Lipper. The Board also considered that the sub-advisory fees paid by the Adviser to the Sub-Adviser pursuant to the Sub-Advisory Agreement were paid entirely by the Adviser. The Board noted that the Adviser has entered into an expense limitation agreement whereby the Adviser reimburses expenses and/or waives fees to keep the expenses from exceeding 0.49% of average daily net assets of each of the RevenueShares Large Cap Fund, RevenueShares Financials Sector Fund and RevenueShares ADR Fund; from exceeding 0.54% of average daily net assets of each of the RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund; and from exceeding 0.60% of average daily net assets of the RevenueShares Navellier Overall A-100 Fund. The Board also received and considered information about the fee rates charged to other accounts and clients that are managed by the Adviser and Sub-Adviser, including information about the differences in services provided to the non-Fund clients.

With respect to the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, the Board noted that each Fund’s actual advisory fee (including the fee waiver), contractual advisory fee and total expenses (including the fee waiver) were above the median of its Lipper peer group. With respect to the RevenueShares Financials Sector Fund, the Board noted that the Fund’s actual advisory fee (including the fee waiver) and contractual advisory fee were below the median of its Lipper peer group but the Fund’s total expenses (including the fee waiver) were above the median of its Lipper peer group. With respect to the RevenueShares ADR Fund, the Board noted that the Fund’s actual advisory fee (including the fee waiver) was below the median of its Lipper peer group but the Fund’s contractual advisory fee and total expenses (including the fee waiver) were above the median of its Lipper peer group. With respect to the RevenueShares Navellier Overall A-100 Fund, the Board noted that the Fund’s actual advisory fee (including the fee waiver) was equal to the median of its Lipper peer group but the Fund’s contractual advisory fee and total expenses (including the fee waiver) were above the median of its Lipper peer group. To the extent that a Fund’s actual advisory fee (including the fee waiver), contractual advisory fee or total expenses (including the fee waiver) were above the median of its Lipper peer group, representatives from the Adviser explained and the Board considered the reasons for the higher fees or expenses.

After comparing each Operating Fund’s fees with those of other funds in each Operating Fund’s peer group and considering the information about fee rates charged to other accounts and clients managed by the Adviser and Sub-Adviser, and in light of the nature, quality, and extent of services provided by the Adviser and Sub-Adviser and the costs incurred by the Adviser and Sub-Adviser in rendering those services, the Board concluded that the level of fees paid to the Adviser and Sub-Adviser with respect to each Fund were fair and reasonable.

(c)	The cost of the services provided and profits realized by the Adviser and Sub-Adviser from the relationship with the Funds, the extent to which economies of scale were realized as the Funds grow, and whether fee levels would reflect such economies of scale; “Fall-out” benefits. The Board discussed with the representatives from the Adviser and Sub-Adviser the costs and profitability of the Adviser and Sub-Adviser in connection with their serving as investment adviser and sub-adviser to each Fund, including operational costs. The Board reviewed the profitability and viability of the Adviser, including the month-by-month profitability information, and considered the Adviser’s decision to continue operating those Operating Funds that have not yet gained traction in the market. The Board next discussed economies of scale. The Board considered that the Operating Funds were still not yet of a sufficient size to be experiencing economies of scale. The Board concluded that the profitability of the Adviser and Sub-Adviser, and the extent to which economies of scale were reflected in the Funds’ advisory fees, were reasonable in relation to the performance and asset sizes of the Funds.

The Board also considered that the Adviser and Sub-Adviser may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable. The Board also noted that the Trust’s service providers are not affiliated with the Adviser and Sub-Adviser, so that such services do not give rise to “fall-out” benefits for the Adviser and Sub-Adviser.

59

Board Approval of Investment Advisory Agreements — concluded

(d)	Investment performance of the Operating Funds. The Board considered the investment performance of the Operating Funds, including tracking error. In particular, the Board considered the investment performance of the Operating Funds relative to their stated objectives and the success of the Adviser and Sub-Adviser in reaching such objectives. The Board also considered each Operating Fund’s investment performance compared to: (i) its corresponding revenue-weighted index that it seeks to track and (ii) the benchmark index that each Operating Fund uses for comparison in its Prospectus and shareholder reports. Consideration was given to tracking error data provided to the Board for the Meetings and throughout the year by the Adviser and Sub-Adviser.

The Board also considered each Operating Fund’s investment performance compared to the respective Operating Fund’s Lipper peer group. With respect to the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund and RevenueShares Financials Sector Fund, the Board considered that the Fund outperformed the Fund’s Lipper performance universe average for the one-year, three-year and since inception periods ended December 31, 2012. With respect to the RevenueShares ADR Fund, the Board considered that the Fund underperformed the Fund’s Lipper performance universe average for the one-year period ended December 31, 2012 but outperformed the Fund’s Lipper performance universe average for the three-year and since inception periods ended December 31, 2012. The Board discussed with the portfolio managers of the Fund the reasons for the relative underperformance for the one-year period ended December 31, 2012. With respect to the RevenueShares Navellier Overall A-100 Fund, the Board considered that the Fund underperformed the Fund’s Lipper performance universe average for the one-year, three-year and since inception periods ended December 31, 2012. The Board discussed with the portfolio managers of the Fund the reasons for the relative underperformance for the one-year, three-year and since inception periods ended December 31, 2012.

The Board also received and considered information about the premium/discount history of the Operating Funds, which illustrated the number of times that the market price of the Operating Funds trading on the secondary market closed above or below the net asset value (“NAV”) of the Operating Funds, and by how much, measured in basis points. The Board concluded that the performance of the Operating Funds, including the tracking error, was reasonable in light of the respective investment objectives and policies of the Operating Funds.

Conclusion. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, such as the fee waiver and expense limitation arrangement, the Board concluded that the advisory fee rates and total expense ratios were reasonable in relation to the services provided and expected to be provided by the Adviser and Sub-Adviser to each Fund, as well as the costs incurred and benefits gained by the Adviser and Sub-Adviser in providing such services. The Board also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs of similar size. As a result, the Board concluded that the continuation of the Investment Advisory Agreement between the Trust and the Adviser and the Sub-Advisory Agreement between the Adviser and Sub-Adviser were in the best interests of each Fund.

60

Trustees and Officers of the Revenueshares ETF Trust

Independent Trustees

Name and Year of Birth	Position(s) Held with Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
James C. McAuliffe	Trustee	Since 2006	Retired. Police Officer from	14	Director, Officer
Year of Birth: 1951			1971 to 2004.		Daniel Boyle
					Scholarship Fund,
					from 1992 to
					present.

Christian W. Myers, III	Trustee	Since 2006	Firefighter from 1976 to	14	None
Year of Birth: 1952			present.

John J. Kolodziej	Trustee	Since 2007	Controller, Diagnostic	14	None
Year of Birth: 1956			Imaging Inc., from August
			2010 to 2012; Director of
			Finance, St. Francis Medical
			Center, from 2002 to 2009.

John A. Reilly	Trustee	Since 2010	Retired. Firefighter from	14	Trustee, Philadelphia
Year of Birth: 1931			1956 to 1988.		Board of Pensions,
					from 1976 to
					present; Member of
					the Executive Board
					of National
					Conference on
					Public Employee
					Retirement Systems
					(NCPERS), from
					1990 to present.
Interested Trustees
Vincent T. Lowry[3]	Chairman	Since 2006	Chief Executive Officer and	14	None
Year of Birth: 1951	and Trustee;		Chief Investment Officer,
	President		VTL, from 2004 to present;
			Managing Director, Smith
			Barney, Inc., from 1984 to
			2004

Daniel J. Ledva[4]	Trustee	Since	Senior Managing Director,	14	Trustee, Dr. Gene A.
Year of Birth: 1972		September	Co-Founder and Principal,		Carpenter
		2011	Kelson Group, from 2010		Foundation, from
			to present; Director,		2008 to present.
			Marwood Group, from
			2002 to 2010.

1	Each Trustee holds office for an indefinite term.
2	The “Fund Complex” consists of the Trust, which consists of 14 Funds, only six of which are operating.
3	Mr. Lowry is considered to be an “interested person” of the Trust as defined in the 1940 Act due to his relationship with VTL, the Funds’ investment adviser.
4	Mr. Ledva is deemed to be an “interested person” of the Trust as defined in the 1940 Act because the Kelson Group and its affiliated broker-dealer, Kelson Capital LLC, are currently negotiating certain arrangements, including acting as a private placement agent, with VTL and/or the Trust.

The Funds’ Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

61

Trustees and Officers of the Revenueshares ETF Trust (Unaudited ) — concluded

Officers

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years
Michael Gompers	Treasurer	Since March	Chief Operating Officer, VTL, from March 2007 to present;
One Commerce		2012	Chief Executive Officer and Chief Compliance Officer, IMS,
2005 Market Street			from December 2009 to present; Analyst, VTL, from July
Suite 2020			2005 – Marc	h 2007; Accountant, Gompers & Associates,
Philadelphia, PA 19103			PLLC from January 2005 – July 2005.
Year of Birth: 1981

Jennifer J. Mortimer(2)	Chief	Since	Fund Chief Compliance Officer (2012 to present) and
10 High Street	Compliance	November	Compliance Manager (2011 to 2012), Foreside Compliance
Suite 302	Officer	2012	Services, LLC; Vice President (2010 to 2011) and Assistant
Boston, MA 02110			Vice President (2005 to 2010), Wellington Management
Year of Birth: 1971			Company, LLP.

Jennifer Folgia	Secretary	Since 2006	Operations Manager, VTL, from 2004 to present; Sales
One Commerce Square			Assistant, Smith Barney, Inc., from 1994 to 2004.
2005 Market Street
Suite 2020
Philadelphia, PA 19103
Year of Birth: 1973

1	Officers of the Trust are elected by the Trustees and serve at the pleasure of the Board.
2	The Funds’ Chief Compliance Officer may also serve as an officer of other unaffiliated mutual funds, closed-end funds and ETFs for which Foreside Fund Services, LLC, the Funds’ distributor (“Foreside” or the “Distributor”), or its affiliates act as distributor or service provider.

The Funds’ Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

62

Supplemental Information

(UNAUDITED)

Proxy Voting Policies, Procedures and Record

A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (877) 738-8870. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The RevenueShares ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.revenueshares.com.

Federal Tax Status of Dividends Declared during the Tax Year

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

For Federal income tax purposes, dividends and short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), and the individual qualified dividend rate (“QDI”) is presented below:

	QDI	DRD
RevenueShares Large Cap Fund	100.00%	100.00%
RevenueShares Mid Cap Fund	100.00%	100.00%
RevenueShares Small Cap Fund	91.03%	90.65%
RevenueShares Financials Sector Fund	100.00%	100.00%
RevenueShares ADR Fund	100.00%	6.83%
RevenueShares Navellier Overall A-100 Fund	100.00%	72.04%

With respect to the taxable year ended June 30, 2013, the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:

	RevenueShares Mid Cap Fund	RevenueShares Small Cap Fund
From long-term capital gains, subject to the 15% rate gains category	$460,717	$192,076

RevenueShares ADR Fund in accordance with Section 853 of the Internal Revenue Code intends to elect to pass through to its shareholders the credit for taxes paid in foreign countries during its fiscal year ended June 30, 2013. In accordance with the current tax laws, the foreign income and foreign tax as of June 30, 2013 is as follows:

	Foreign Dividend	Foreign Taxes
Dollar Amount	$830,037	$106,377

63

Investment Adviser	Sub-Adviser

VTL Associates, LLC
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, Pennsylvania 19103

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

Index Management Solutions, LLC| One Commerce Square 2005 Market Street, Suite 2020 Philadelphia, Pennsylvania 19103 Transfer Agent The Bank of New York Mellon 101 Barclay Street New York, New York 10286

Independent Registered Public Accounting Firm
Custodian
BBD, LLP
The Bank of New York Mellon 101 Barclay Street New York, New York 10286 Legal Counsel Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, Pennsylvania 19103	1835 Market Street, 26th Floor Philadelphia, Pennsylvania 19103

64

RevenueShares™ ETF Trust
One Commerce Square, 2005 Market Street, Suite 2020
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, an “independent” Trustee, John J. Kolodziej. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $78,000 for 2013 and $78,000 for 2012.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2013 and $0 for 2012.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $12,000 for 2013 and $12,000 for 2012.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2013 and $0 for 2012.
(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A
(c) 100%
(d) N/A
(f)	No response required.
(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2013 and $12,000 for 2012.
(h)	Not applicable.

Item 5. Audit Committee of Listed registrants.

(a)	The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and all independent Trustees are members of such committee.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RevenueShares ETF Trust

By (Signature and Title)*	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date	September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Vincent T. Lowry
Vincent T. Lowry
Principal Executive Officer

Date	September 5, 2013

By (Signature and Title)*	/s/ Michael Gompers
Michael Gompers
Chief Financial Officer

Date	September 5, 2013

* Print the name and title of each signing officer under his or her signature.